J.P. Morgan Mortgage Trust 2025-HE1 ABS-15G

Exhibit 99.8

Seller Name	Seller Loan ID	Customer Loan ID	Exception ID	Exception ID Date	Exception Category	Exception Subcategory	Exception Description	Exception Comments	Seller Response	Reviewer Response	Compensating Factors	Exception Status	Cleared Date	Exception Approved Pre Origination	Initial Exception Grade	Final Exception Grade	Initial DBRS Exception Grade	Final DBRS Exception Grade	Initial Moodys Exception Grade	Final Moodys Exception Grade	Initial Fitch Exception Grade	Final Fitch Exception Grade	Initial Kroll Exception Grade	Final Kroll Exception Grade	Initial S&P Exception Grade	Final S&P Exception Grade
XXX	XXXXX	304251726	FCOM8997	04/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	04/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251726	FCRE1193	04/08/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% Borrower's XXXX tax transcript indicates earnings of -$XXXX from schedule C business, however loan file is missing schedule C form to verify the income.	Please see attached. When there are other sources of income and schedule C secondary income/loss is not required to be considered in qualifying.	Audited DTI of XXX% is less than or equal to Guideline DTI of XXX%	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	04/08/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304251726	FCRE1350	04/11/2024	Credit	Missing Doc	Borrower 2 Personal Tax Returns Missing	Borrower 2 Personal Tax Returns Missing The loan file contained XXX tax transcript indicates a $XXX loss from schedule C business, however loan file is missing Schedule C and no indication the lender questioned this loss, which increased the DTI over maximum allowed.	Schedule C secondary income/loss is not required to be considered in qualifying, when there are other sources of income	Borrower 2 Personal Tax Returns Provided or Not Applicable (Number of Borrowers equals XXX)	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	04/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304095954	FCOM8997	02/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	02/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304095954	FCRE8999	02/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	02/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304095954	FVAL9739	02/10/2024	Credit	Appraisal	Property/Appraisal General	Missing Property condition report	Hello Attached AVM report for property condition Thank you,; Hello, PCR Report attached showing property photos with no damage Thank you,	Received PCR. Exception Resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	02/10/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304094169	FCOM8997	02/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	02/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304084472	FCOM8997	02/14/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Compensating factor	Resolved	02/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304084472	FCRE2663	02/14/2024	Credit	Missing Doc	Missing Application	Missing Co-Borrower personal information. Co-Borrower signed the Note as a XXX, and the XXX. No information was provided for the Co-Borrower, but is responsible for the repayment per the Note.	Please see attached e-mail borrower;s wife does not need to complete/sign a 1003 she is not a borrower.	Received email correspondence from lender XXX confirming the spouse only acknowledged the loan taking place as she is a trustee of the trust. Therefore, no application was taken for spouse. Spouse is simply a occupant co-borrower. Exception Resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Compensating factor	Resolved	02/14/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304095494	FCOM8997	02/14/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	02/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304095494	FCRE8999	02/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	02/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304078836	FCOM8997	02/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	02/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304078836	FCRE1330	02/08/2024	Credit	Missing Doc	Borrower 1 Paystubs Missing	Borrower X Paystubs Missing	paystubs	Borrower 1 Paystubs Provided; Received all required income documentation. Exception Resolved.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	02/08/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304078836	FCRE1328	02/08/2024	Credit	Missing Doc	Borrower 1 W2/1099 Missing	Borrower X WX/XXXX Missing	W2	Borrower 1 W2/1099 Provided; Received all required income documentation. Exception Resolved.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	02/08/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304078836	FCRE1437	02/08/2024	Credit	Income/Employment	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Missing Income Documentation	uploaded income docs	Income and Employment Meet Guidelines; Received all required income documentation. Exception Resolved.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	02/08/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304094149	FCOM8997	02/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	02/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304094149	FCRE8999	02/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	02/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304094502	FCOM8997	02/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	02/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304094502	FCRE1193	02/11/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% Max DTI is XX% per guidelines.	can you please give me the breakdown on the DTI .	Calculation of income including OT brings the DTI under max limits. Resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	02/11/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304095489	FCOM8997	02/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor	Resolved	02/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304095489	FCRE3501	02/12/2024	Credit	Borrower	Borrower 2 residency documentation not provided or issue with documentation	Co-Borrower is a permanent resident Alien. Per Guidelines, Permanent resident borrowers are required to provide evidence of permanent residency, issued by the U.S. Citizenship and Immigration Services (USCIS Borrower X residency documentation not provided or issue with documentation.	Exception is non-material and graded as level 2/B.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304095489	FCRE1360	02/12/2024	Credit	Missing Doc	Borrower 2 Paystubs Missing	Borrower X Paystubs Missing BX - Paystubs Missing	copy of borrower 2 paystubs	Lender provided paystubs. Exception resolved.; Borrower 2 Paystubs Provided or Not Applicable (Number of Borrowers equals XXX)	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor	Resolved	02/12/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304251689	FCOM8997	04/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	04/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251689	FCRE8999	04/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	04/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304095488	FCOM8997	02/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Borrower has stable job time - Borrower has XXX years on job. Compensating factor	Resolved	02/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304095488	FCRE8999	02/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Borrower has stable job time - Borrower has XXX years on job. Compensating factor	Resolved	02/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304095487	FCOM8997	02/14/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	Borrower has stable job time - Borrower has XXX years on job. Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Compensating factor

Original LTV is Below the Guideline Maximum - Compensating factor

											Qualifying DTI below max allowed. - Compensating factor	Resolved	02/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304095487	FCRE1182	02/13/2024	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary Missing Approval/Underwriting Summary	Attached Approval	Lender provided the loan approval. Resolved.; Approval/Underwriting Summary is fully present	Borrower has stable job time - Borrower has XXX years on job. Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Compensating factor

Original LTV is Below the Guideline Maximum - Compensating factor

											Qualifying DTI below max allowed. - Compensating factor	Resolved	02/13/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304251679	FCOM8997	03/28/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Compensating Factor

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

											Borrower has stable job time - Borrower has XXX years on job. Compensating Factor	Resolved	03/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251679	FCRE4989	03/27/2024	Credit	Closing	Collections, liens or judgments not paid at closing	XXXX and XXXX Personal Tax Returns reflecting the borrower owed a balance to the IRS. The XXXX balance was $X,XXX and XXXX balance is $XX,XXX. No evidence in file the tax debt has been paid in full.	Please see response from Underwriter, "I looked at the taxes in the file and amounts owed are correct and I also reviewed bank statements that do not show any red flags for an IRS installment payment which usually show as a debt on the statement. There is also nothing noted on the title report to suggest a tax lien. Please push back to investor and ask investor to provide guideline that requires this. These taxes were for XXXX and XXXX and HELOC closed in XXXX so we are looking back XXX years which seems unnecessary especially with no red flags present."	The loan file contains evidence on page XXX of the loan file, that as of XX/XX/XXXX, the borrower owes $XXX. The borrower paid $XXX on XX/XX/XXXX from his XXX federal refund return. The IRS debt was included in the calculated DTI, however, because the guidelines are silent, audit referes to XXX requirements. Per XXX when the borrower has entered into an installment agreement with the IRS to repay delinquent federal income taxes, the lender must include the monthly payment amount as part of the borrower’s monthly debt obligation if there is no indication that a Notice of Federal Tax Lien has been filed against the borrower in the county which the subject property is located and the lender obtains the following documentation; an approved IRS installment agreement with the terms of repayment, including the monthly payment amount and total amount due; and evidence the borrower is current on the payments associated with the tax installment plan. Acceptable evidence includes the most recent payment reminder from the IRS, reflecting the last payment amount and date and the next payment amount owed and due date. At least one payment must have been paid prior to closing. Audit reviewed the bank statements to verify if a payment was deducted from borrower’s account on or around the XXX, but it does not appear this is the account that is being utilized to repay this debt. However, because the borrower did in fact set up a repayment plan as of XX/XX/XXXX per response from the IRS. There would not be a most recent payment required since it was just set up for repayment. Exception will be removed, as loan file contains sufficient documents and the monthly payment was included in the calculated DTI. Exception Resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Compensating Factor

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

											Borrower has stable job time - Borrower has XXX years on job. Compensating Factor	Resolved	03/27/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304251674	FCOM8997	03/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating Factor

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	03/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251674	FCRE8999	03/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating Factor

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	03/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304095947	FCOM8997	02/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factor	Resolved	02/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304095947	FCRE6019	02/12/2024	Credit	Missing Doc	Citizenship Documentation Not Provided	Borrower X Citizenship Documentation Is Missing Missing personal identification documentation for Borrower X & X	driver license's	Borrower 1 Citizenship Documentation Provided or Not Required	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factor	Resolved	02/12/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304095947	FVAL9739	02/12/2024	Credit	Appraisal	Property/Appraisal General	Missing Property condition report	PCR report	Received property condition report. Exception Resolved.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factor	Resolved	02/12/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304095945	FCOM8997	02/14/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	02/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304095945	FCRE8999	02/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	IN ORIGINAL UPLOAD, PAGES XXX-XXX.	Loan meets credit guidelines. Resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	02/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304095481	FCOM1231	02/09/2024	Credit	Missing Doc	The Initial 1003 is Missing	The Initial XXXX is Missing	Will you grant an exception on this condition? We do not have an initial 1003. We went back to our doc company and there was a glitch on this loan and it never generated. They have since put a procedure in place to avoid this happening to future loans.	The loan file contains the final loan application. It is not required for the lender to have the initial application, as long as final application is in loan file. Exception Resolved.	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	02/09/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304095481	FCRE1146	02/12/2024	Credit	Missing Doc	Title Document is Partially Present	Title Document is incomplete or only partially present Incorrect Property tax documentation - It appears property tax annual amount of $X,XXX.XX stated on Title doc is understated and therefore caused a lower front/back-end DTI compared to lender's DTI. Audit UW conducted a third party search and got a significantly higher tax estimate of $XXXX annually which would have balanced DTI.	Regardless of what the property report indicates, the Borrower was qualified w/ the current and correct property tax as they appear in the escrow.The information provided in the investor package is accurate and nothing additional is needed.If unable to clear, please provide a detailed explanation to why, and ALSO provided anything ADDITIONAL that was used to calculate the DTI.	Title Document is fully Present - Verified property taxes using online assessor records, which were included in total DTI. DTI now matches lender DTI. Exception Resolved.	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	02/12/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304095481	FVAL9739	02/12/2024	Credit	Appraisal	Property/Appraisal General	Missing Property condition report	See attached PCR	Received PCR - Exception Resolved.	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	02/12/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304254154	FCOM8997	03/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

Borrower has stable job time - Borrower has XXX years on job. Compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating Factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Compensating Factor	Resolved	03/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254154	FCRE8999	03/22/2024	Credit	Data	No Credit Findings	No credit findings. The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

Borrower has stable job time - Borrower has XXX years on job. Compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating Factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Compensating Factor	Resolved	03/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254153	FCOM8997	03/14/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job. Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating Factors

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factors

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Compensating Factors	Resolved	03/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254153	FCRE8999	03/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job. Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating Factors

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factors

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Compensating Factors	Resolved	03/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304094237	FCOM8997	02/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	compliance agreement	Loan is in compliance. Resolved.	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Compensating factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor	Resolved	02/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304094237	FCRE1253	02/07/2024	Credit	Eligibility	Missing Property Tax Cert	Missing Property Tax Cert	Tax Info.	Property tax documentation provided by Lender. Resolved.	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Compensating factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor	Resolved	02/07/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304094237	FVAL9739	02/12/2024	Credit	Appraisal	Property/Appraisal General	Missing Property condition report	property condition	Property condition report provided by Lender. Resolved.	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Compensating factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor	Resolved	02/12/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304251644	FCOM8997	04/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	04/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251644	FCRE8999	04/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	04/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251640	FCOM8997	04/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job. Compensating Factor

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% compensating factor	Resolved	04/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251640	FCRE8999	04/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job. Compensating Factor

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% compensating factor	Resolved	04/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251633	FCOM8997	04/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job. Compensating Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating Factor	Resolved	04/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251633	FCRE8999	04/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job. Compensating Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating Factor	Resolved	04/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251627	FCOM3482	04/10/2024	Compliance	Missing Doc	HELOC Brochure Missing	HELOC Brochure is missing.	Initials Disclosures Attached.	Received trailing doc from client that contained HELOC Brochure-- exception resolved; HELOC Brochure is present.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	04/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304251627	FCOM3475	04/10/2024	Compliance	Missing Doc	HELOC Early Disclosure Missing	HELOC Early Disclosure is missing.	Initials Disclosures Attached.	Received trailing doc from client that contained HELOC Early Disclosure-- exception resolved; HELOC Early Disclosure is present.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	04/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304251627	FCRE8999	04/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	04/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251627	FCOM1231	04/10/2024	Credit	Missing Doc	The Initial 1003 is Missing	The Initial XXXX is Missing	Initial 1003 attached.; Initials Disclosures Attached.	The Initial 1003 is Present	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	04/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304094488	FCOM8997	02/14/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor	Resolved	02/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304094488	FCRE8999	02/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor	Resolved	02/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304094488	FCRE5376	02/07/2024	Credit	Borrower	Fraud: Potential Identity Issues identified in the file	Government ID missing on file. FNMA Guidelines, lenders must confirm each borrower's identity prior to the extension of credit.	please see attached brw ID as requested	Lender provided a copy of the Borrower's drivers license. Resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor	Resolved	02/07/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304251618	FCOM8997	04/08/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	04/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251618	FCRE8999	04/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	04/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251615	FCOM8997	03/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251615	FCRE8999	03/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251613	FCOM8997	04/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	04/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251613	FCRE8999	04/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	04/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304094485	FCOM8997	02/15/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Compensating factor	Resolved	02/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304094485	FCRE1316	02/09/2024	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing - Per Guidelines, A Verbal Verification of Employment (VVOE) must be obtained for each borrower dated within XX business days prior to the NOTE date.	Hello, VOE attached for review Thank you,	Borrower 1 3rd Party VOE Prior to Close Was Provided	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Compensating factor	Resolved	02/09/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304251610	FCOM8997	03/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Compensating factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor	Resolved	03/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251610	FCRE8999	03/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Compensating factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor	Resolved	03/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251598	FCOM8997	04/16/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251598	FCRE1182	04/12/2024	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary Which contains the calculated liabilities, income, qualifying rate and payment, LTVs and DTI.	Please see attached approval.	Approval/Underwriting Summary is fully present	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/12/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304251595	FCOM8997	04/08/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job. Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating Factor

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	04/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251595	FCRE8999	04/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job. Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating Factor

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	04/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251588	FCOM9186	04/15/2024	Compliance	Missing Doc	eSigned Documents Consent is Missing	The eSigned documents consent is missing. The eSigned documents consent is missing.	Exception is non-material and graded as level 2/B.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304251588	FCRE8999	04/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251586	FCOM8997	04/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating Factor

											Borrower has stable job time - Borrower has XXX years on job. Compensating factor	Resolved	04/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251586	FCRE1197	04/08/2024	Credit	Eligibility	Audited FICO is less than Guideline FICO	Audited FICO of XXX is less than Guideline FICO of XXX Borrower's Mid FICO meets Seller's minimum FICO requirements, however investor minimum FICO for HELOCs is XXX.	Per investor, the FICO Score is acceptable as long as it meets seller guidelines, exception can be cleared. Exception Resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating Factor

											Borrower has stable job time - Borrower has XXX years on job. Compensating factor	Resolved	04/08/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304095935	FCOM8997	02/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factor

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor	Resolved	02/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304095935	FCRE8999	02/08/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factor

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor	Resolved	02/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251583	FCOM8997	04/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	04/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251583	FCRE8999	04/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	04/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251580	FCOM8997	04/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor	Resolved	04/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251580	FCRE8999	04/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor	Resolved	04/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304095933	FCOM8997	02/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	02/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304095933	FCRE1182	02/09/2024	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary	Exception is non-material and graded as level 2/B.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304095933	FVAL9739	02/11/2024	Credit	Appraisal	Property/Appraisal General	Missing Property condition report	Please see attached AVM and PCR Report.	Lender provided the AVM/Property condition report. Resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	02/11/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304251566	FCOM8997	04/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	04/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251566	FCRE8999	04/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	04/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251564	FCOM8997	04/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251564	FCRE8999	04/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251557	FCOM8997	03/29/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating Factor

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	03/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251557	FCRE8999	03/31/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating Factor

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	03/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251556	FCOM8997	04/02/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Borrower has stable job time - Borrower has XXX years on job. Compensating factor	Resolved	04/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251556	FCRE1254	04/02/2024	Credit	Title	Property Title Issue	Property Title Issue as a Judgement is reflected on the Title Condition Report for $X,XXX.XX, which does not match the judgement that is being paid at closing. The judgement that is listed to be paid off is through XXX XXX Management for $X,XXX.XX as of X/XX, but the Title Condition Report reflects the Judgement is through XXX XXX, XXX. Need evidence this is the same judgement on title and/or has been released and satisfied.	Hello, please see highlights. The lien from XX is being paid through XXX XXX. Due to the interest accured at XXX% per year, the balance to cure totaled the $XXX. Thank you!	Property Title Issue Resolved. Received documentation confirming the judgement on title is the same judgement paid off at closing. Exception Resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Borrower has stable job time - Borrower has XXX years on job. Compensating factor	Resolved	04/02/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304254150	FCOM9186	03/25/2024	Compliance	Missing Doc	eSigned Documents Consent is Missing	The eSigned documents consent is missing. The eSigned documents consent is missing.	Exception is non-material and graded as level 2/B.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

Borrower has stable job time - Borrower has XXX years on job. Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Compensating Factor

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Compensating Factor	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304254150	FCRE8999	03/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

Borrower has stable job time - Borrower has XXX years on job. Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Compensating Factor

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Compensating Factor	Resolved	03/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251544	FCOM8997	04/08/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Compensating Factor

Borrower has stable job time - Borrower has XXX years on job. Compensating Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating Factor	Resolved	04/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251544	FCRE8999	04/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Compensating Factor

Borrower has stable job time - Borrower has XXX years on job. Compensating Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating Factor	Resolved	04/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251543	FCOM8997	04/14/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251543	FCRE8999	04/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251513	FCOM8997	04/08/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251513	FCRE8999	04/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251500	FCOM8997	03/28/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251500	FCRE8999	03/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251492	FCOM8997	04/07/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251492	FCRE8999	04/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251491	FCOM8997	04/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	04/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251491	FCRE8999	04/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	04/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251487	FCOM8997	04/07/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251487	FCRE1182	04/08/2024	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary Which contains the calculated liabilities, income, qualified rate and payment, LTVs and DTI.	Please see attached Approval.	Approval/Underwriting Summary is fully present	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/08/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304251482	FCOM8997	03/28/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% compensating factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% compensating factor	Resolved	03/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251482	FCRE8999	03/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% compensating factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% compensating factor	Resolved	03/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251460	FCOM8997	04/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251460	FCRE8999	04/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251458	FCOM8997	03/28/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	03/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251458	FCRE8999	03/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	03/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304303322	FCOM8997	04/14/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% compensating factor	Resolved	04/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304303322	FCRE8999	04/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% compensating factor	Resolved	04/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251441	FCOM8997	04/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	04/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251441	FCRE8999	04/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	04/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251422	FCOM8997	04/08/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% No Credit Findings

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% No Credit Findings

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% No Credit Findings

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX No Credit Findings	Resolved	04/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251422	FCRE8999	04/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% No Credit Findings

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% No Credit Findings

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% No Credit Findings

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX No Credit Findings	Resolved	04/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251419	FCOM8997	04/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Compensating factor

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Compensating factor

											Borrower has stable job time - Borrower has XXX years on job. Compensating factor	Resolved	04/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251419	FCRE8999	04/08/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Compensating factor

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Compensating factor

											Borrower has stable job time - Borrower has XXX years on job. Compensating factor	Resolved	04/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256075	FCOM8997	04/15/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job. Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factor	Resolved	04/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256075	FCRE8999	04/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job. Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factor	Resolved	04/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254139	FCOM8997	03/22/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating Factor

Borrower has stable job time - Borrower has XXX years on job. Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	03/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254139	FCRE8999	03/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating Factor

Borrower has stable job time - Borrower has XXX years on job. Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	03/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251400	FCOM8997	04/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job. Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating Factor

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	04/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251400	FCRE8999	04/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job. Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating Factor

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	04/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251398	FCOM8997	04/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factor	Resolved	04/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251398	FCRE8999	04/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factor	Resolved	04/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251377	FCOM8997	03/28/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	03/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251377	FCRE8999	03/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	03/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251358	FCOM8997	04/16/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp Factor	Resolved	04/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251358	FCRE8999	04/13/2024	Credit	Data	No Credit Findings	No credit findings The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp Factor	Resolved	04/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304303319	FCOM8997	03/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Compensating factor

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Compensating factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor	Resolved	03/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304303319	FCRE8999	03/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Compensating factor

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Compensating factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor	Resolved	03/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254136	FCOM8997	03/16/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	03/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254136	FCRE8999	03/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	03/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254133	FCOM8997	03/25/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factor	Resolved	03/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254133	FCRE8999	04/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factor	Resolved	04/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251317	FCOM8997	04/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	04/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251317	FCRE8999	04/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	04/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251311	FCOM8997	04/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job. Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Comp Factor

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Comp Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor	Resolved	04/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251311	FCRE8999	04/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job. Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Comp Factor

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Comp Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor	Resolved	04/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251296	FCOM8997	04/08/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating Factor

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	04/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251296	FCRE8999	04/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating Factor

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	04/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304303317	FCOM8997	04/15/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304303317	FCRE8999	04/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256072	FCOM8997	04/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job. Compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Compensating factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor	Resolved	04/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256072	FCRE1164	04/03/2024	Credit	Missing Doc	Flood Insurance Policy Missing	Missing Flood Insurance Policy The Flood Cert in file reflects property is in XXX Flood Zone.	Here you go. Thank you!	Flood Insurance Policy is fully present	Borrower has stable job time - Borrower has XXX years on job. Compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Compensating factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor	Resolved	04/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304251281	FCOM8997	04/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	04/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251281	FCRE8999	04/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	04/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251270	FCOM8997	04/02/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Compensating Factor

											Borrower has stable job time - Borrower has XXX years on job. Compensating factor	Resolved	04/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251270	FCRE8999	04/04/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Compensating Factor

											Borrower has stable job time - Borrower has XXX years on job. Compensating factor	Resolved	04/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254122	FCOM8997	03/31/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254122	FCRE8999	03/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254118	FCOM8997	04/02/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Compensating Factor

											Borrower has stable job time - Borrower has XXX years on job. Compensating factor	Resolved	04/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254118	FCRE8999	04/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Compensating Factor

											Borrower has stable job time - Borrower has XXX years on job. Compensating factor	Resolved	04/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254113	FCOM8997	03/15/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	03/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254113	FCRE8999	03/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	03/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251222	FCOM8997	04/14/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factor

Borrower has stable job time - Borrower has XXX years on job. Compensating factor
												Resolved	04/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251222	FCRE8999	04/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factor

Borrower has stable job time - Borrower has XXX years on job. Compensating factor
												Resolved	04/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251221	FCOM8997	04/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	04/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251221	FCRE1197	04/04/2024	Credit	Eligibility	Audited FICO is less than Guideline FICO	Audited FICO of XXX is less than Guideline FICO of XXX The borrower's mid FICO of XXX meets Seller's Guideline Matrix with a minimum required FICO of XXX. However, the FICO score does not meet the Investor Guidelines as the minimum is XXX.	Please clear, FICO score meets requirements per updated Matrix.	Per investor, the FICO Score is acceptable as long as it meets seller guidelines, exception can be cleared. Exception Resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	04/04/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304251217	FCOM9186	04/03/2024	Compliance	Missing Doc	eSigned Documents Consent is Missing	The eSigned documents consent is missing. The eSigned documents consent is missing.		Exception is non-material and graded as level 2/B.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304251217	FCRE1182	04/03/2024	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary which contains the calculated liabilities, income, qualified rate and payment, LTVs, CLTV and DTI.	Please see attached Approval	Approval/Underwriting Summary is fully present	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/03/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304251215	FCOM8997	04/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factor	Resolved	04/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251215	FCRE8999	04/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factor	Resolved	04/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251206	FCOM8997	04/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	04/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251206	FCRE8999	04/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	04/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254104	FCOM8997	03/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254104	FCRE8999	03/17/2024	Credit	Data	No Credit Findings	No credit findings. The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251201	FCOM8997	04/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	04/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251201	FCRE8999	04/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	04/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254102	FCOM8997	04/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating Factors

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Compensating Factors

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Compensating Factors

											Borrower has stable job time - Borrower has XXX years on job. Compensating Factors	Resolved	04/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254102	FCRE8999	04/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating Factors

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Compensating Factors

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Compensating Factors

											Borrower has stable job time - Borrower has XXX years on job. Compensating Factors	Resolved	04/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256066	FCOM8997	04/15/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp Factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	04/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256066	FCRE1437	04/13/2024	Credit	Income/Employment	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Missing YTD paystubs and/or WVOE with YTD earnings. File only contains prior year WXs and VVOE for wage income.	Attached VVOE	Received a Third Party WVOE from The Work Number, dated XX/XX/XXXX, which is after the closing of subject transaction and is required to be obtained prior to closing. Therefore, this exception can only be downgraded to a level 2/B.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp Factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Acknowledged		No	C	B	C	B	C	B	C	B	C	B	C	B
XXX	XXXXX	304256066	FCRE1182	04/13/2024	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary which contains liabilities, income, qualifying rate and payment, LTC, CLTV and DTI.	Attached approval	Approval/Underwriting Summary is fully present; Received the HELOC Approval reflecting the qualified LTVs, DTI, qualified rate and payments. Exception Resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp Factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	04/13/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304251196	FCOM8997	03/29/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	03/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251196	FCRE8999	03/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	03/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251195	FCOM8997	04/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251195	FCRE8999	04/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254100	FCOM8997	03/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job. Compensation Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factor	Resolved	03/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254100	FCRE1159	03/15/2024	Credit	Insurance	Hazard Insurance Effective Date is after the Disbursement Date	Hazard Insurance Effective Date of XX-XX-XXXX is after the Note Date of XX-XX-XXXX The hazard insurance is dated after the Note date, but documents indicate it was renewed. Missing HOI policy prior to renewal to verify no gaps.	Please see policy attached that was active at closing.	Hazard Insurance Effective Date of XX/XX/XXXX is prior to or equal to the Disbursement Date of XX/XX/XXXX Or Hazard Insurance Effective Date Is Not Provided	Borrower has stable job time - Borrower has XXX years on job. Compensation Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factor	Resolved	03/15/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304254098	FCOM8997	03/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job. Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factor.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor.	Resolved	03/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254098	FCRE8999	03/19/2024	Credit	Data	No Credit Findings	No credit finding. The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job. Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factor.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor.	Resolved	03/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254097	FCOM8997	03/28/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% comp factor

Borrower has stable job time - Borrower has XXX years on job. comp factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% comp factor	Resolved	03/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254097	FCRE8999	03/28/2024	Credit	Data	No Credit Findings	No credit findings The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% comp factor

Borrower has stable job time - Borrower has XXX years on job. comp factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% comp factor	Resolved	03/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251180	FCOM8997	03/28/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job. Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating Factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Compensating Factor	Resolved	03/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251180	FCRE8999	03/28/2024	Credit	Data	No Credit Findings	No credit findings. The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job. Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating Factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Compensating Factor	Resolved	03/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254092	FCOM8997	03/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Comp factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor	Resolved	03/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254092	FCRE8999	03/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Comp factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor	Resolved	03/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254091	FCOM8997	03/24/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job. Compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factor

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Compensating factor	Resolved	03/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254091	FCRE8999	03/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job. Compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factor

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Compensating factor	Resolved	03/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251174	FCOM8997	04/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	04/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251174	FCRE8999	04/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	04/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251168	FCOM8997	04/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251168	FCRE8999	04/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254084	FCOM8997	03/25/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor	Resolved	03/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254084	FCRE1159	03/25/2024	Credit	Insurance	Hazard Insurance Effective Date is after the Disbursement Date	Hazard Insurance Effective Date of XX-XX-XXXX is after the Disbursement Date of XX-XX-XXXX HOI Policy prior to renewal required to verify no gaps of insurance.	Please see attached Initial Hazard covering prior period with no gaps.	Hazard Insurance Effective Date of XX/XX/XXXX is prior to or equal to the Disbursement Date of XX/XX/XXXX. Exception Resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor	Resolved	03/25/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304254082	FCOM8997	03/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	03/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254082	FCRE8999	03/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	03/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254079	FCOM8997	03/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Compensating factor	Resolved	03/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254079	FCRE8999	03/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Compensating factor	Resolved	03/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254068	FCOM8997	03/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	03/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254068	FCRE8999	03/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	03/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254065	FCOM8997	03/16/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factor	Resolved	03/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254065	FCRE8999	03/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factor	Resolved	03/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251143	FCOM8997	04/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251143	FCRE8999	04/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254053	FCOM8997	03/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	03/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254053	FCRE8999	03/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	03/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251139	FCOM8997	04/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp Factor

Qualifying DTI below max allowed. - Calculated DTI of % is less than Guideline DTI of XXX% Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	04/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251139	FCRE1182	04/11/2024	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary which contains the calculation of liabilities, income, qualified rate and payment, LTVs and DTI.	Exception is non-material and graded as level 2/B.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp Factor

Qualifying DTI below max allowed. - Calculated DTI of % is less than Guideline DTI of XXX% Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304251136	FCOM8997	04/07/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251136	FCRE8999	04/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251131	FCOM8997	04/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% comp factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% comp factor	Resolved	04/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251131	FCRE8999	04/03/2024	Credit	Data	No Credit Findings	No credit findings The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% comp factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% comp factor	Resolved	04/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254033	FCOM8997	03/14/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp factor	Resolved	03/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254033	FCRE8999	03/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp factor	Resolved	03/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256049	FCOM8997	04/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256049	FCRE8999	04/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254022	FCOM1262	03/15/2024	Compliance	Missing Doc	Right of Rescission is Missing	Right of Rescission is Missing There's no evidence the Right of Recession was issued to both borrower's, only one borrower's form was in the loan file.	See attached RTC for both borrowers.	Right of Rescission is Provided	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp Factor	Resolved	03/15/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304254022	FCRE8999	03/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp Factor	Resolved	03/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308440	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308440	FCRE8999	04/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256047	FCOM8997	04/08/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factors

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factors	Resolved	04/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256047	FCRE8999	04/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factors

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factors	Resolved	04/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251120	FCOM9186	04/12/2024	Compliance	Missing Doc	eSigned Documents Consent is Missing	The eSigned documents consent is missing. The eSigned documents consent is missing.	Exception is non-material and graded as level 2/B.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating Factor.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Compensating Factor.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor.

											Borrower has stable job time - Borrower has XXX years on job. Compensating factor.	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304251120	FCRE8999	04/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating Factor.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Compensating Factor.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor.

											Borrower has stable job time - Borrower has XXX years on job. Compensating factor.	Resolved	04/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254012	FCOM8997	03/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating Factor.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor.	Resolved	03/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254012	FCRE8999	03/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating Factor.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor.	Resolved	03/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256044	FCOM8997	04/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256044	FCRE8999	04/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254007	FCOM8997	03/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	03/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254007	FCRE1347	03/21/2024	Credit	Missing Doc	Borrower 2 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing Borrower X Xrd Party VOE Prior to Close Missing	Please see attached, VOE was completed within XXX Business Days. You use business days NOT calendar days for VVOE.	Borrower 2 3rd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals XXX)	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	03/21/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304256043	FCOM9186	04/17/2024	Compliance	Missing Doc	eSigned Documents Consent is Missing	The eSigned documents consent is missing. The eSigned documents consent is missing.	Exception is non-material and graded as level 2/B.	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Calculated LTV of XXX% is less than Guideline LTV of XXX%	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304256043	FCRE1182	04/16/2024	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary Which contains the calculated liabilities, income, qualifying rate and payment, LTVs and DTI.	Attached approval	Approval/Underwriting Summary is fully present	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/16/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304254005	FCOM8997	03/31/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% compensating factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% compensating factor	Resolved	03/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254005	FCRE8999	04/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% compensating factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% compensating factor	Resolved	04/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254002	FCOM8997	03/28/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job. Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating Factor

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Compensating Factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	03/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254002	FCRE8999	03/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job. Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating Factor

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Compensating Factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	03/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253998	FCOM8997	03/22/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	03/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253998	FCRE8999	03/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	03/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253995	FCOM8997	03/28/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job. compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% compensating factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX compensating factor	Resolved	03/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253995	FCRE8999	04/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job. compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% compensating factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX compensating factor	Resolved	04/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253991	FCOM8997	04/01/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253991	FCRE8999	04/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253990	FCOM9186	04/04/2024	Compliance	Missing Doc	eSigned Documents Consent is Missing	The eSigned documents consent is missing. The eSigned documents consent is missing.	Exception is non-material and graded as level 2/B.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304253990	FCRE8999	03/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253982	FCOM8997	04/02/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	04/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253982	FCRE8999	03/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	03/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253978	FCOM8997	03/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	03/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253978	FCRE1182	03/26/2024	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary Which consist of the calculated liabilities, income, qualified rate and payment, LTVs and DTI.	Exception is non-material and graded as level 2/B.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304253977	FCOM8997	03/24/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

Borrower has stable job time - Borrower has XXX years on job. Comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp Factor	Resolved	03/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253977	FCRE8999	03/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

Borrower has stable job time - Borrower has XXX years on job. Comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp Factor	Resolved	03/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256037	FCOM8997	04/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256037	FCRE8999	04/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256036	FCOM8997	04/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensation Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensation Factor

											Borrower has stable job time - Borrower has XXX years on job. Compensating Factor	Resolved	04/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256036	FCRE8999	04/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensation Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensation Factor

											Borrower has stable job time - Borrower has XXX years on job. Compensating Factor	Resolved	04/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253959	FCOM8997	03/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	03/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253959	FCRE8999	03/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	03/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256030	FCOM8997	04/14/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256030	FCRE1182	04/14/2024	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary Which contains the calculated liabilities, income, qualifying rate and payment, LTVs and DTI.	Attached approval	Approval/Underwriting Summary is fully present	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/14/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304311989	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311989	FCRE8999	04/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305568	FCOM8997	04/14/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job. Comp factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Comp factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp factor	Resolved	04/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305568	FCRE8999	04/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job. Comp factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Comp factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp factor	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253950	FCOM8997	03/22/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	03/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253950	FCRE8999	03/19/2024	Credit	Data	No Credit Findings	No credit findings. The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	03/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253947	FCOM8997	03/14/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253947	FCRE1336	03/15/2024	Credit	Missing Doc	Borrower 1 Award Letter Missing	Borrower X Award Letter Missing The file is missing documentation to support the borrower's VA disability income.	Award letter	Borrower 1 Award Letter Provided	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/15/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304305868	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305868	FCRE8999	04/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304303314	FCOM8997	03/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

Borrower has stable job time - Borrower has XXX years on job. Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating Factor

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Compensating Factor	Resolved	03/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304303314	FCRE8999	03/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

Borrower has stable job time - Borrower has XXX years on job. Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating Factor

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Compensating Factor	Resolved	03/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256025	FCOM8997	03/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

Borrower has stable job time - Borrower has XXX years on job. Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating Factor

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Compensating Factor	Resolved	03/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256025	FCRE8999	03/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

Borrower has stable job time - Borrower has XXX years on job. Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating Factor

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Compensating Factor	Resolved	03/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256015	FCOM8997	04/15/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factor

											Borrower has stable job time - Borrower has XXX years on job. Compensating factor	Resolved	04/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256015	FCRE8999	04/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factor

											Borrower has stable job time - Borrower has XXX years on job. Compensating factor	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253921	FCOM8997	03/29/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Compensating Factor

Borrower has stable job time - Borrower has XXX years on job. Compensating Factor

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating Factor	Resolved	03/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253921	FCRE8999	03/23/2024	Credit	Data	No Credit Findings	No credit findings. The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Compensating Factor

Borrower has stable job time - Borrower has XXX years on job. Compensating Factor

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating Factor	Resolved	03/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253920	FCOM8997	03/20/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

Borrower has stable job time - Borrower has XXX years on job. Compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Compensating factor	Resolved	03/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253920	FCRE8999	03/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

Borrower has stable job time - Borrower has XXX years on job. Compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Compensating factor	Resolved	03/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253919	FCOM8997	03/25/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253919	FCRE8999	03/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256011	FCOM8997	04/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256011	FCRE8999	04/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311987	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp Factor	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311987	FCRE8999	04/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp Factor	Resolved	04/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308624	FCOM8997	04/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Per HELOC

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Per HELOC	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308624	FCRE8999	04/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Per HELOC

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Per HELOC	Resolved	04/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308477	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308477	FCRE8999	04/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253912	FCOM8997	04/15/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253912	FCRE1254	04/16/2024	Credit	Title	Property Title Issue	Property Title Issue Non Borrowing Spouse (XXX XXX XXX) is not on Title but signed the Deed of Trust.	Attached title	Property Title Issue Resolved	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/16/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304253912	FCOM1221	04/16/2024	Credit	Missing Doc	The Deed of Trust is Incomplete	The Deed of Trust is Incomplete The Borrower did not sign the Deed of Trust in file and the Non Borrowing spouse (XXX XXX XXX) is not reflected as one of the mortgagor(s).	Attached sign DOT	The Deed of Trust is Present and Complete	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/16/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304253912	FCRE1182	04/12/2024	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary which contains the calculated liabilities, income, qualifying payment and rate, LTVs and DTI.	Attached approval	Approval/Underwriting Summary is fully present; Received the HELOC Approval reflecting the qualified LTVs, DTI, qualified rate and payments. Exception Resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/12/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304253911	FCOM8997	03/20/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	03/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253911	FCRE8999	03/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	03/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255996	FCOM8997	04/08/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

											Borrower has stable job time - Borrower has XXX years on job. comp factor	Resolved	04/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255996	FCRE8999	04/04/2024	Credit	Data	No Credit Findings	No credit findings The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

											Borrower has stable job time - Borrower has XXX years on job. comp factor	Resolved	04/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255990	FCOM8997	04/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job. Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating Factor

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	04/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255990	FCRE8999	04/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job. Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating Factor

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	04/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255989	FCOM8997	03/29/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Comp factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

											Borrower has stable job time - Borrower has XXX years on job. comp factor	Resolved	03/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255989	FCRE8999	03/27/2024	Credit	Data	No Credit Findings	No credit findings The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Comp factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

											Borrower has stable job time - Borrower has XXX years on job. comp factor	Resolved	03/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253906	FCOM8997	03/25/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Compensating Factor

											Borrower has stable job time - Borrower has XXX years on job. Compensating Factor	Resolved	03/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253906	FCRE8999	03/19/2024	Credit	Data	No Credit Findings	No credit findings. The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Compensating Factor

											Borrower has stable job time - Borrower has XXX years on job. Compensating Factor	Resolved	03/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255988	FCOM9186	04/15/2024	Compliance	Missing Doc	eSigned Documents Consent is Missing	The eSigned documents consent is missing. The eSigned documents consent is missing.	Exception is non-material and graded as level 2/B.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

Borrower has stable job time - Borrower has XXX years on job. Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Compensating factor

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Compensating factor	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304255988	FCRE8999	04/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

Borrower has stable job time - Borrower has XXX years on job. Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Compensating factor

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Compensating factor	Resolved	04/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311984	FCOM8997	04/29/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311984	FCRE8999	04/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255982	FCOM8997	04/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Compensating factor	Resolved	04/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255982	FCRE8999	04/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Compensating factor	Resolved	04/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253896	FCOM8997	03/21/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% comp factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Borrower has stable job time - Borrower has XXX years on job. comp factor	Resolved	03/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253896	FCRE8999	03/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% comp factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Borrower has stable job time - Borrower has XXX years on job. comp factor	Resolved	03/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253891	FCOM9186	03/23/2024	Compliance	Missing Doc	eSigned Documents Consent is Missing	The eSigned documents consent is missing. The eSigned documents consent is missing.	Exception is non-material and graded as level 2/B.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp Factor

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Comp Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job. Comp Factor	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304253891	FCRE8999	03/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp Factor

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Comp Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job. Comp Factor	Resolved	03/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255965	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255965	FCRE8999	04/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255961	FCOM8997	04/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Compensating factor

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Compensating factor	Resolved	04/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255961	FCRE8999	04/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Compensating factor

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Compensating factor	Resolved	04/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308425	FCOM8997	04/16/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308425	FCRE8999	04/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255959	FCOM9186	04/12/2024	Compliance	Missing Doc	eSigned Documents Consent is Missing	The eSigned documents consent is missing. The eSigned documents consent is missing.	Exception is non-material and graded as level 2/B.	Borrower has stable job time - Borrower has XXX years on job. Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304255959	FCRE1193	04/10/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% Audit verified monthly labilities at $X,XXX.XX, which includes PITIA of $X,XXX.XX, (Xst P&I $X,XXX.XX, Xnd $XXX.XX, Taxes $XXX.XX and HOI $XXX.XX) along with revolving monthly combined payments of $XXX per month, with a verified income amount of $X,XXX. Therefore, the total liabilities of $XXXX.XX and income $XXXX, is a DTI of XX.XX%, maximum DTI of XX% and lender calculated $XX.XX%.	Received response from Seller, requesting an exception for DTI because it is XXX% over the maximum. The Seller provided the following compensating factors; Qualifying FICO is greater than the guideline minimum, original LTV is below the guideline maximum, XXX FICO, XXX% CLTV, XXX years current employment, XXX years in subject, owns no other properties and has XXX plus years clean mortgage history. Exception downgraded to a level 2/B.	Borrower has stable job time - Borrower has XXX years on job. Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Acknowledged		No	C	B	C	B	C	B	C	B	C	B	C	B
XXX	XXXXX	304255956	FCOM8997	04/15/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	04/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255956	FCRE8999	04/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	04/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255955	FCOM8997	04/01/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	04/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255955	FCRE8999	04/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	04/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311973	FCOM8997	04/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp factor

											Borrower has stable job time - Borrower has XXX years on job. Comp factor	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311973	FCRE5774	04/24/2024	Credit	Borrower	Borrower 1 Credit Report is Incomplete	Borrower X Credit Report is Partially Present. Missing page X of XX.	Attached Credit Report with all pages	Borrower 1 Credit Report is not partially present.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp factor

											Borrower has stable job time - Borrower has XXX years on job. Comp factor	Resolved	04/24/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304305933	FCOM1207	04/16/2024	Compliance	Closing	The Note is Not Executed	The Note is Not Executed HELOC Agreement was not wet signed by the borrower, but was e-signed on X/XX/XXXX, which was after the disbursement date of X/XX/XXXX.	Attached Note	The Note is Executed	Borrower has stable job time - Borrower has XXX years on job. Comp factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp Factor	Resolved	04/16/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304305933	FCRE1182	04/15/2024	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary which includes the calculated liabilities, income, qualified rate and payment, LTVs and DTI.	Attached Approval	Approval/Underwriting Summary is fully present	Borrower has stable job time - Borrower has XXX years on job. Comp factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp Factor	Resolved	04/15/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304303312	FCOM8997	03/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	03/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304303312	FCRE8999	03/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	03/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304303311	FCOM8997	03/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Borrower has stable job time - Borrower has XXX years on job. Compensating factor	Resolved	03/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304303311	FCRE1182	03/27/2024	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary Missing Lender loan approval.	Attached approval	Approval/Underwriting Summary is fully present	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Borrower has stable job time - Borrower has XXX years on job. Compensating factor	Resolved	03/27/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304255945	FCOM6722	04/10/2024	Compliance	Closing	Mortgage not properly executed	The Note and Mortgage are notarized (X/XX/XXXX) prior to borrower's signing date (X/XX/XXXX).	Please see attached recorded DOT.	Received executed and recorded DOT reflecting Notary date is XX/XX/XXXX. Exception Resolved.	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	04/10/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304255945	FCRE8999	04/04/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	04/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255939	FCOM8997	04/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job. Compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Compensating factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor	Resolved	04/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255939	FCRE8999	04/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job. Compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Compensating factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor	Resolved	04/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311965	FCOM8997	04/25/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp Factor

											Borrower has stable job time - Borrower has XXX years on job. Comp factor	Resolved	04/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311965	FCRE8999	04/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp Factor

											Borrower has stable job time - Borrower has XXX years on job. Comp factor	Resolved	04/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311964	FCOM8997	04/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Comp factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor	Resolved	04/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311964	FCRE8999	04/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Comp factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor	Resolved	04/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305801	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305801	FCRE8999	04/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308422	FCOM8997	04/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308422	FCRE8999	04/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305857	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305857	FCRE8999	04/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311948	FCOM8997	04/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311948	FCRE8999	04/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305799	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305799	FCRE8999	04/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305831	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp Factor

											Borrower has stable job time - Borrower has XXX years on job. Comp Factor	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305831	FCRE1182	04/16/2024	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary Which contains the calculated liabilities, income, qualified rate and payment, LTVs and DTI.	Exception is non-material and graded as level 2/B.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp Factor

											Borrower has stable job time - Borrower has XXX years on job. Comp Factor	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304308488	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp Factor	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308488	FCRE8999	04/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp Factor	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311923	FCOM8997	04/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp factor	Resolved	04/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311923	FCRE8999	04/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp factor	Resolved	04/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311915	FCOM9186	04/27/2024	Compliance	Missing Doc	eSigned Documents Consent is Missing	The eSigned documents consent is missing. The eSigned documents consent is missing.	Exception is non-material and graded as level 2/B.	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304311915	FCRE8999	04/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311911	FCOM8997	04/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Borrower has stable job time - Borrower has XXX years on job. compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% compensating factor	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311911	FCRE8999	04/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Borrower has stable job time - Borrower has XXX years on job. compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% compensating factor	Resolved	04/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311905	FCOM8997	04/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Borrower has stable job time - Borrower has XXX years on job. Comp Factor	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311905	FCRE1182	04/17/2024	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary which includes the calculated liabilities, income, qualified rate and payment, LTVs and DTI.	Exception is non-material and graded as level 2/B.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Borrower has stable job time - Borrower has XXX years on job. Comp Factor	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304315805	FCOM8997	04/30/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Borrower has stable job time - Borrower has XXX years on job. Comp Factor	Resolved	04/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315805	FCRE8999	04/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Borrower has stable job time - Borrower has XXX years on job. Comp Factor	Resolved	04/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315804	FCOM8997	04/22/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315804	FCRE8999	04/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315803	FCOM8997	04/22/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315803	FCRE1254	04/24/2024	Credit	Title	Property Title Issue	Property Title Issue XXX XXX guidelines for the HELOC Program require that the title to the property must be in all borrowers' names at the time of the loan application and note date. However, the co-borrower was not on title.	Primary borrower on title. Exception is non-material and downgraded to a level 2/B.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Acknowledged		No	C	B	C	B	C	B	C	B	C	B	C	B
XXX	XXXXX	304315803	FCRE6618	04/24/2024	Credit	Borrower	Borrower information on 1003 is incomplete	The final loan application reflects incorrect income figures utilized for qualification for both borrower and co-borrower.	Please see attached correct Final 1003.	Received final 1003 reflecting correct employment and income utilized for qualification. Exception Resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/24/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304311891	FCOM8997	04/20/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Comp Factor Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp factor	Resolved	04/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311891	FCRE8999	04/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Comp Factor Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp factor	Resolved	04/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311885	FCOM8997	04/22/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311885	FCOM1227	04/23/2024	Credit	Missing Doc	PUD Rider is Missing	PUD Rider is Missing	please see the attached RECORDED DOT with PUD RIDER	The PUD Rider is Present or is Not Applicable (Property Type is PUD); Document provided is sufficient; PUD Rider is Missing	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/23/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304311876	FCOM8997	04/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp Factor

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Comp Factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Comp Factor	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311876	FCRE8999	04/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp Factor

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Comp Factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Comp Factor	Resolved	04/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311874	FCOM8997	04/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311874	FCRE8999	04/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315793	FCOM9186	04/27/2024	Compliance	Missing Doc	eSigned Documents Consent is Missing	The eSigned documents consent is missing. The eSigned documents consent is missing.	Exception is non-material and graded as level 2/B.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304315793	FCRE8999	05/01/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315790	FCOM8997	04/22/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315790	FCRE8999	04/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315788	FCOM8997	05/01/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315788	FCRE1182	04/26/2024	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary which includes calculated liabilities, income, qualifying payment and rate, LTVs and DTI.	Exception is non-material and graded as level 2/B.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304311868	FCOM8997	04/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311868	FCRE8999	04/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311861	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311861	FCRE8999	04/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311856	FCOM9186	04/28/2024	Compliance	Missing Doc	eSigned Documents Consent is Missing	The eSigned documents consent is missing. The eSigned documents consent is missing.	Exception is non-material and graded as level 2/B.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp Factor	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304311856	FCRE5774	04/26/2024	Credit	Borrower	Borrower 1 Credit Report is Incomplete	Borrower X Credit Report is Partially Present. Credit Report on file is missing the Initial pages of credit accounts liabilities.	Attached Credit Report with all pages	Borrower 1 Credit Report is not partially present.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp Factor	Resolved	04/26/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304311854	FCOM8997	04/30/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311854	FCRE8999	04/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311847	FCOM8997	04/25/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job. Compensating factors

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp factor	Resolved	04/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311847	FCRE8999	04/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job. Compensating factors

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp factor	Resolved	04/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311843	FCOM8997	04/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311843	FCRE8999	04/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315778	FCOM8997	04/21/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315778	FCRE8999	04/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315777	FCOM8997	05/01/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315777	FCRE8999	04/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315776	FCOM8997	04/22/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315776	FCRE8999	04/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311838	FCOM8997	04/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job. Compensation factors.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Compensating factors.	Resolved	04/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311838	FCRE8999	04/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job. Compensation factors.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Compensating factors.	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311837	FCOM8997	04/28/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factors

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp factors

											Borrower has stable job time - Borrower has XXX years on job. Comp factor	Resolved	04/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311837	FCRE1193	04/19/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% Deferred Student Loans were not calculated using X% of the balance per seller guidelines, as no evidence in file verifying the borrower is on an income-driven payment plan.	The UW confirmed that she missed calculating the payments for the XXX student loan payments in question. She reviewed the file and determined that we can take a more aggresive approach on the income calculation, borrower works variable hours so she recalculated using XXX year average and year to date which increases income from $XXX to $XXX/month. Using XXX% of the XXX student loan payments not previously factored in and increasing the income will bring the DTI XXX%. Per the UW, income is stable and increasing and using variable income is supported. Thank you!	Audited DTI of XXX% is less than or equal to Guideline DTI of XXX%. Utilizing the borrower's average YTD and prior XXX year YTD pay is less than seller's underwriter calculated because XXX W2s Box XXX reflects $XXX, but the lender used $XXX which is the gross earnings not the reported earnings. However, the income was high enough to decrease DTI below XXX% maximum, with a average income of $XXX. Exception Resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factors

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp factors

											Borrower has stable job time - Borrower has XXX years on job. Comp factor	Resolved	04/19/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304315774	FCOM8997	04/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX No Credit Findings

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% No Credit Findings

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% No Credit Findings

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315774	FCRE8999	05/01/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX No Credit Findings

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% No Credit Findings

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% No Credit Findings

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	05/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315771	FCOM8997	04/22/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315771	FCRE8999	04/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311828	FCOM9186	04/29/2024	Compliance	Missing Doc	eSigned Documents Consent is Missing	The eSigned documents consent is missing. The eSigned documents consent is missing.	Exception is non-material and graded as level 2/B.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp factor.

											Borrower has stable job time - Borrower has XXX years on job. Comp factor.	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304311828	FCRE3978	04/19/2024	Credit	Missing Doc	Missing Letter of Explanation (Credit)	A required letter of explanation regarding credit inquiries within the last XX days was not found in the loan file.	The last credit inquiry was for XXX/XXX which is already on the credit report and the letter was not required.	Received seller response indicating the last credit inquiry was for XXX/XXX which is already on the credit report and the letter was not required. After a re-review of credit report, audit agrees with seller's statement, an LOE is not required. Exception Resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp factor.

											Borrower has stable job time - Borrower has XXX years on job. Comp factor.	Resolved	04/19/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304311825	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp Factor	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311825	FCRE8999	04/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp Factor	Resolved	04/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315757	FCOM8997	04/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp factor

											Borrower has stable job time - Borrower has XXX years on job. Compensation factor	Resolved	04/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315757	FCRE1182	04/30/2024	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary which includes the calculated liabilities, income, qualifying payment and rate, LTVs and DTI.	Exception is non-material and graded as level 2/B.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp factor

											Borrower has stable job time - Borrower has XXX years on job. Compensation factor	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304315752	FCOM8997	04/22/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315752	FCRE8999	04/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315748	FCOM8997	04/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315748	FCRE8999	04/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315741	FCOM8997	04/22/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp factor

Borrower has stable job time - Borrower has XXX years on job. Comp factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Comp factor	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315741	FCRE8999	04/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp factor

Borrower has stable job time - Borrower has XXX years on job. Comp factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Comp factor	Resolved	04/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315729	FCOM9932	05/01/2024	Compliance	Missing Doc	Missing Mortgage	No evidence of the Xst lien mortgage statement to verify the PITIA. Will need the mortgage statement or loan payment history with the PITIA breakdown for the Xst lien. DTI to be re-calculated upon receipt.	Hello, please see XXX lien coupon. Thank you!	Received first XXX lien mortgage statement to verify P&I. Exception Resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX correct

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% correct

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% correct	Resolved	05/01/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304315729	FCRE8999	05/01/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX correct

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% correct

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% correct	Resolved	05/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311813	FCOM9186	04/29/2024	Compliance	Missing Doc	eSigned Documents Consent is Missing	The eSigned documents consent is missing. The eSigned documents consent is missing.	Exception is non-material and graded as level 2/B.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304311813	FCRE8999	04/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	04/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315717	FCOM8997	04/24/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315717	FCRE8999	04/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444747	FCOM8997	12/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444747	FCRE1193	12/03/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% Verified with payment increase due to increase of X% per the Qualifying Rate, DTI will increase above XX% to XX.XX%.	There is additional income available via bonus not considered.
$XXX            base
$XXX            bonus ( XXX ytd + XXX averaged over XXX months)
$XXX            total qualifying income that = $XXX – much less than total YTD income as well as XXX.

$XXX            subject PITI w/ HELOC
$XXX            other debt
$XXX            total expense

XXX% / XXX% - DTI
									; Would you be able to provide a breakdown of how your DTI was calculated? Thank you	Documentation provided is sufficient. Exception resolved.; Audited DTI of XXX% is less than or equal to Guideline DTI of XXX%; P & I $XXX + taxes $XXX + HOI $XXX + qualifying pmt of new XXX $XXX = $XXX. Installment pmts of $XXX + $XXX + $XXX + revolving acct. pmts of $XXX + $XXX + $XXX. Installment + revolving = $XXX. Total is $XXX / $XXX income = XXX%	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/03/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304444747	FCRE8999	11/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	11/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444746	FCOM8997	12/08/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444746	FCRE8999	12/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444745	FCOM8997	12/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444745	FCRE8999	11/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	11/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444744	FCOM8997	12/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444744	FCRE8999	12/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444743	FCOM8997	12/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444743	FCRE1206	11/29/2024	Credit	Eligibility	All Interested Parties Not Checked with Exclusionary Lists	All Interested Parties Not Checked with Exclusionary Lists. Fraud Report is missing from the file.	Fraud Reports attached	Document provided is sufficient. Exception resolved.; All Interested Parties Checked against Exclusionary Lists	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	11/29/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304444743	FCRE1205	11/29/2024	Credit	Eligibility	OFAC Check Not Completed and/or Cleared	OFAC Check Not Completed and/or Cleared Fraud Report is missing from the file.	Fraud Reports attached	Document provided is sufficient. Exception resolved.; XXX Check Completed and Cleared	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	11/29/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304444743	FCRE1201	11/29/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report Fraud Report is missing from the file.	Fraud Reports attached	Document provided is sufficient. Exception resolved.; Third Party Fraud Report is provided	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	11/29/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304444742	FCOM8997	12/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444742	FCRE8999	11/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	11/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444741	FCOM8997	12/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444741	FCRE1201	12/06/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report Could not locate the Fraud report in the loan file.	Fraud Reports for XXX and XXX XXX	Documentation provided is sufficient. Exception resolved.; Third Party Fraud Report is provided	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/06/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304444740	FCOM1589	12/05/2024	Compliance	QM-ATR	Regulation § 1026.43(c)(2)(iii) failure - The consumer's qualifying monthly payment is not calculated based on (a) the greater of the fully indexed rate or introductory rate and (b) Monthly, fully amortizing payments that are substantially equal.	The consumer's qualifying monthly payment is not calculated based on (a) the greater of the fully indexed rate or introductory rate and (b) Monthly, fully amortizing payments that are substantially equal. Income documentation not found in loan file. Only have VVOE and lender income calculation sheet. In addition the loan file is missing the loan approval from lender.	Please advise why this suspense has not cleared when the loan approval from lender was uploaded on the final conditions showing and cleared and all income docs were also uploaded and cleared. What specifically is keeping this suspense from being cleared? thanks	The consumer's qualifying monthly payment is properly calculated.; ; ; File does not have the loan approval or any income documentation. The Income calculator is in the file, but no documentation to support the figures. Please send the loan approval and all income documentation. Exception remains.	Qualifying DTI below max allowed. -

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/05/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304444740	FCRE1292	12/05/2024	Credit	Income/Employment	Income 1 Months Income Verified is Missing	Income X Months Income Verified is Missing Income documentation not found in loan file. Only have VVOE and lender oncome calculation sheet.	Income 1 Months Income Verified is Present Or Not Applicable	Qualifying DTI below max allowed. -

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/05/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304444740	FCRE1293	12/05/2024	Credit	Income/Employment	Income 2 Months Income Verified is Missing	Income X Months Income Verified is Missing Income documentation not found in loan file. Only have VVOE and lender oncome calculation sheet.	Income 2 Months Income Verified is Present Or Not Applicable	Qualifying DTI below max allowed. -

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/05/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304444740	FCRE1294	12/05/2024	Credit	Income/Employment	Income 3 Months Income Verified is Missing	Income X Months Income Verified is Missing Income documentation not found in loan file. Only have VVOE and lender oncome calculation sheet.	Income 3 Months Income Verified is Present Or Not Applicable	Qualifying DTI below max allowed. -

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/05/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304444740	FCRE1437	12/05/2024	Credit	Income/Employment	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Income documentation not found in loan file. Only have VVOE and lender oncome calculation sheet.	Income and Employment Meet Guidelines	Qualifying DTI below max allowed. -

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/05/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304444740	FCRE1497	12/05/2024	Credit	QM-ATR	ATR: Reasonable Income or Assets Not Considered	ATR: Reasonable Income or Assets Not Considered Income documentation not found in loan file. Only have VVOE and lender income calculation sheet. In addition the loan file is missing the loan approval from lender.	WVOI --- PLEASE CLEAR ALL XXX DUPLICATED SUSPENSES WITH THIS UPLOAD	Documentation provided is sufficient. Exception resolved.; ATR: Reasonable Income or Assets Was Considered; ATR: Reasonable Income or Assets Not Considered	Qualifying DTI below max allowed. -

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/05/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304444740	FCRE1182	12/05/2024	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary. Loan file was underwritten within guidelines, however the Income documentation was not found in loan file. Only have VVOE and lender income calculation sheet. In addition, the loan file is missing the loan approval from lender.	UW SUMMARY	Documentation provided is sufficient. Exception resolved.; Approval/Underwriting Summary is fully present	Qualifying DTI below max allowed. -

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/05/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304444739	FCOM8997	12/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444739	FCRE8999	12/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444738	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444738	FCRE1336	12/11/2024	Credit	Missing Doc	Borrower 1 Award Letter Missing	Borrower X Award Letter Missing Lender income calculations worksheet reflects SSI income being used for qualifying grossed up at XX% by using the Awards Letter. SSI income cannot be verified, please provide Awards Letter.	Award Letters	Documentation provided is sufficient. Exception resolved.; Borrower 1 Award Letter Provided	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304444738	FCRE1319	12/11/2024	Credit	Missing Doc	Borrower 1 Personal Tax Returns Missing	Borrower X Personal Tax Returns Missing Lender income calculations worksheet reflects SSI income being used for qualifying grossed up at XX% by using the Awards Letter. Provide XXXX XXXX returns to verify non taxable portion of the SSI income to gross up XX%.	Award Letters	Documentation provided is sufficient. Exception resolved.; Borrower 1 Personal Tax Returns Provided	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304444738	FCRE1360	12/11/2024	Credit	Missing Doc	Borrower 2 Paystubs Missing	Borrower X Paystubs Missing BX paystubs missing to support the lender income calculation worksheet using pay period end date of XX/XX/XX with a current YTD average of $XX,XXX.XX per the WVOE dated X/X/XX current as of X/XX/XX.	paystubs	Documentation provided is sufficient. Exception resolved.; Borrower 2 Paystubs Provided or Not Applicable (Number of Borrowers equals XXX)	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304444737	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444737	FCRE8999	12/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444736	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444736	FCRE8999	12/04/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444735	FCOM8997	12/08/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444735	FCRE8999	12/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444734	FCOM8997	12/02/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444734	FCRE8999	11/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	11/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444733	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444733	FCRE8999	12/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444732	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444732	FCRE6019	12/09/2024	Credit	Missing Doc	Citizenship Documentation Not Provided	Borrower X Citizenship Documentation Is Missing File does not contain borrower's ID or a Patriot Ac Information Form.	Please see attached	Documentation provided is sufficient. Exception resolved.; Borrower 1 Citizenship Documentation Provided or Not Required	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/09/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304444730	FCOM8997	12/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444730	FCRE8999	11/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	11/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444729	FCOM8997	12/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444729	FCRE8999	12/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444728	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444728	FCRE8999	12/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444727	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444727	FCRE8999	12/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444726	FCOM8997	12/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444726	FCRE8999	12/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444725	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444725	FCRE8999	12/05/2024	Credit	Data	No Credit Findings	No credit findings after review and analysis of loan. The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444724	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444724	FCRE8999	12/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444723	FCOM8997	12/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444723	FCRE8999	12/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444722	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444722	FCRE8999	12/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444721	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XX	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444721	FCRE8999	12/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XX	Resolved	12/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444720	FCOM8997	12/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444720	FCRE1193	12/06/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% . It appears that lender used neg rent of $X,XXX.XX for XXXX Willard Garden rather than documented PITIA of $X,XXX.XX.	The property appears on schedule E of the XXX tax returns confirming rental loss of $XXX is supported.	Documentation provided is sufficient. Exception resolved.; Audited DTI of XXX% is less than or equal to Guideline DTI of XXX%	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/06/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304444719	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444719	FCRE1193	12/10/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% . Lender's DTI calculation was not documented in file. However, it appears Lender did not include all monthly debts. Audit monthly debts calculated as $XX,XXX.XX consisting of qualifying PITIA for subject property of $X,XXX.XX, net rental expense of $XXX.XX and consumer dents of $X,XXX.XX. $XX,XXX.XX debts / $XX,XXX.XX income = XX.XX%	Please see attached Resolution (The investor rental loss calculation of $XXX not supported. XXX schedule E supports positive rental income of $XXX).	Documentation provided is sufficient. Exception resolved.; Audited DTI of XXX% is less than or equal to Guideline DTI of XXX%	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/10/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304444718	FCOM1604	12/05/2024	Compliance	QM-ATR	Regulation § 1026.43(c)(2)(vi) failure - The consumer's current debt obligations, alimony, and child support or other debt obligations were not confirmed and included in the DTI or excluded per lender guidelines.	Regulation § XXXX.XX(c)(X)(vi) failure - The consumer's current debt obligations, alimony, and child support or other debt obligations were not confirmed and included in the DTI or excluded per lender guidelines. Per the comments on the loan approval the borrower mother makes the payments and that XX months proof of payments were in the file and it was okay to omit the debt. the XX months proof of payments on the mortgage at XX is missing from the loan file to support the omission of the debt.	Ty!	Documentation provided is sufficient. Exception resolved.; The consumer's current debt obligations, alimony, and child support or other debt obligations were confirmed.	Borrower has stable job time - Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304444718	FCRE1193	12/05/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% Per the comments on the loan approval the borrower mother makes the payments and that XX months proof of payments were in the file and it was okay to omit the debt. the XX months proof of payments on the mortgage at XX spring road is missing from the loan file to support the omission of the debt.	Ty!	Documentation provided is sufficient. Exception resolved.; Audited DTI of XXX% is less than or equal to Guideline DTI of XXX%	Borrower has stable job time - Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304444717	FCOM8997	12/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444717	FCRE8999	12/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444716	FCOM8997	12/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444716	FCRE8999	12/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444715	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444715	FVAL3825	12/06/2024	Credit	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in XXX Declared Disaster Area with no subsequent property Inspection.	Please see attached PCR Report.	Documentation provided is sufficient. Exception resolved.; Property Inspection Provided.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/06/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304444714	FCOM8997	12/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444714	FCRE8999	12/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444713	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444713	FCRE1316	12/09/2024	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing Borrower is XXX owns less than XX% in company.XXX, XXX. VVOE completed as Borrower is self-employed.	Borrower is self-employed in a Partnership and is supported by the K-1s	Explanation provided is sufficient. Exception resolved.; Borrower 1 3rd Party VOE Prior to Close Was Provided	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/09/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304444713	FCRE8279	12/09/2024	Credit	Missing Doc	Missing evidence tax return extension was filed.	Missing evidence XXXX XXXX extension was filed	Filed XXX Tax Extension	Documentation provided is sufficient. Exception resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/09/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304444712	FCOM8997	12/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time -

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. -

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444712	FCRE8999	12/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time -

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. -

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444710	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444710	FCRE8999	12/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444709	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444709	FCRE8999	12/08/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444708	FCOM8997	12/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444708	FCRE8999	12/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444707	FCOM8997	12/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444707	FCRE8999	12/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444706	FCOM8997	12/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444706	FCOM1208	11/29/2024	Credit	Missing Doc	The Note is Incomplete	The Note is Incomplete HELOC Agreement is missing Pages X and X.	HELOC agreement	Document provided is sufficient. Exception resolved.; The Note is Present	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	11/29/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304444705	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444705	FCRE8999	12/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444705	FVAL3825	12/11/2024	Credit	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in XXX Declared Disaster Area with no subsequent property Inspection.	Please clear with AVM with photo completed on 10/8	Documentation provided is sufficient. Exception resolved.; Property Inspection Provided.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/11/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304444704	FCOM8997	12/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444704	FCRE8999	12/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444703	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444703	FCRE8999	12/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444702	FCOM8997	12/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444702	FCRE8999	12/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444701	FCOM8997	12/08/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444701	FCRE8999	12/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444700	FCOM8997	12/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444700	FCRE8999	12/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444699	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444699	FCRE8999	12/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444698	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444698	FCRE8999	11/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	11/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444697	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444697	FCRE8999	12/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444695	FCOM8997	12/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444695	FCRE1292	12/06/2024	Credit	Income/Employment	Income 1 Months Income Verified is Missing	Income 1 Months Income Verified is Missing Missing Borrower 1 WVOE containing income to calculate the qualifying income. Income documentation required to calculate qualifying income. Lender to provide complete WVOE documenting 2022-24 ytd income to verify income for qualifying for borrower 1.	INCOME DOCS	Documentation provided is sufficient. Exception resolved.; Income XXX Months Income Verified is Present Or Not Applicable	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/06/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304444695	FVAL1039	12/06/2024	Credit	Value	Appraised value unsupported	Missing acceptable AVM product with comparable data information to support the value. AVM product is not identified in the lender guidelines as acceptable. Lender to provide an acceptable AVM product supporting the value.	AVM	Documentation provided is sufficient. Exception resolved.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/06/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304444694	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444694	FCOM1208	12/06/2024	Credit	Missing Doc	The Note is Incomplete	The Note is Incomplete Pages of the note are cutoff. Missing legible copy of the note	Please see attached copy of complete HELOC Note.	Documentation provided is sufficient. Exception resolved.; The Note is Present	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/06/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304444693	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	Pending Credit UW The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444693	FCRE8999	12/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444691	FCOM8997	12/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444691	FCRE8999	12/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444690	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444690	FCRE8999	12/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444689	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444689	FCRE1964	12/08/2024	Credit	Missing Doc	Missing income documentation	Missing income documentation to document the calculation for borrower 1 for Overtime and Bonus, we only have a YTD statement which shows bonus and overtime. per guidelines we need previous years and income calculator shows it was provided but was not present in the loan file. Please provide income documentation showing the 22/23 bonus and OT income for borrower 1.	Please see attached LOE ins regards to OT and Bonus, also attached W-2's for XXX and XXX.	Documentation provided is sufficient. Exception resolved.	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/08/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304444688	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444688	FCRE8999	12/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444687	FCOM8997	12/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444687	FCRE6019	12/17/2024	Credit	Missing Doc	Citizenship Documentation Not Provided	Borrower X Citizenship Documentation Is Missing No evidence of the USA Patriot Act Disclosure or Driver's License ID.	Please see attached Driver's License for Emily.	Documentation provided is sufficient. Exception resolved.; Borrower 1 Citizenship Documentation Provided or Not Required	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/17/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304444686	FCOM8997	12/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444686	FCRE8999	12/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444685	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444685	FCRE8999	12/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444684	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444684	FCRE8999	12/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444683	FCOM8997	12/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444683	FCRE8999	12/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444682	FCOM8997	12/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444682	FCRE8999	12/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444681	FCOM8997	12/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444681	FCRE8999	12/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444680	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444680	FCRE8728	12/06/2024	Credit	Missing Doc	Missing Payment History	Per Lender's guidelines on Open 30-Day accounts. A current account statement must be obtained to verify account balance(s) and if applicable, a monthly payment unless the total unpaid balance is included as a monthly obligation. The account was not paid with HELOC proceeds at paid at closing. A bank statement was provided to support sufficient assets to cover balance on credit report.	Please see attached	Explanation provided is sufficient. Exception resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/06/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304444679	FCOM8997	12/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444679	FCRE8999	11/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	11/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444678	FCOM1265	12/06/2024	Compliance	Right to Rescind	Non-Borrower Title Holder Did Not Receive Right of Rescission Form	Non-Borrower Title Holder Did Not Receive Right of Rescission Form Borrower Receive Right of Rescission Form is not in the imaged file.	rtc - XXX	Non-Borrower Title Holder Received Right of Rescission Form; Non-Borrower Title Holder Right of Rescission Form provided	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/06/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304444678	FCRE8999	12/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444677	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444677	FCRE1325	12/06/2024	Credit	Missing Doc	Borrower 1 CPA Letter Missing	Borrower X CPA Letter Missing Provide missing copy of CPA letter for BX	CPA INFO IN ALL TAX RETURNS AND PROVIDED IN ORIGINAL UPLOAD	Documentation provided is sufficient. Exception resolved.; Borrower 1 CPA Letter Provided	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/06/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304444676	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444676	FCRE8999	12/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444675	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444675	FCRE8999	12/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444674	FCOM8997	12/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444674	FCRE8999	12/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444673	FCOM8997	12/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444673	FCRE8999	12/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444672	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444672	FCRE8999	12/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444671	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time -	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444671	FPRO2958	12/04/2024	Credit	Property	Post FEMA Disaster Property Inspection Shows Property Damage	Post FEMA Disaster Property Inspection Shows Property Damage. PDI dated XX/XX/XXXX reflects roof damage. No evidence in file that damage was repaired.	PDI	Documentation provided is sufficient. Exception resolved.; Property Damage is within tolerance.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time -	Resolved	12/04/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304444670	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444670	FCRE8999	12/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444669	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444669	FCRE8999	12/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444668	FCOM8997	12/08/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444668	FCRE8999	12/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444667	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444667	FCRE1193	12/05/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% Calculated DTI of XX.XX% exceeds the guideline max of XX% DTI. The Xst lien mortgage statement in file reflects a total of $XXX.XX for escrowed taxes and insurance. Updated insurance and tax documents reflect $XXX.XX per month for taxes and $XXX.XX per month for taxes or $XXX.XX per mo. and a difference of $XX monthly from the amounts used to qualify. Additionally the approval form indicated the balance of $XX,XXX.XX with a monthly payment of $XXX per mo. would be paid at closing. This payoff does not appear in the list of disbursements from closing found on p. XXX, nor did the reviewer find other evidence of satisfaction of this debt.	Please see attached Disbursement statement	Documentation provided is sufficient. Exception resolved.; Audited DTI of XXX% is less than or equal to Guideline DTI of XXX%	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304444666	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444666	FCRE8999	12/04/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444665	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444665	FCRE8999	12/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444664	FCOM8997	12/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444664	FCRE8999	12/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444663	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444663	FCRE1145	12/11/2024	Credit	Missing Doc	Title Document Missing	Title Document is missing Lender to provide a Title Search/Ownership & Encumbrance (O&E) Report for the subject property.	Please see attached.	Documentation provided is sufficient. Exception resolved.; Title Document is fully Present	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304444662	FCOM8997	12/02/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444662	FCRE8999	11/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	11/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444660	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444660	FCRE8999	12/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444659	FCOM8997	12/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444659	FCRE8999	12/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444658	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444658	FCRE8999	12/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444657	FCOM8997	12/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time -

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444657	FCRE8999	11/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time -

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	11/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444656	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444656	FCRE8999	12/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444653	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444653	FCRE8999	12/04/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444652	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444652	FCRE8999	12/04/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444651	FCOM8997	12/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444651	FCRE8999	12/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444650	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444650	FCRE8999	12/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444649	FCOM8997	12/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444649	FCRE8999	11/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	11/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444647	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444647	FCRE8999	12/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444646	FCOM8997	12/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444646	FCRE8999	12/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444645	FCOM8997	12/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444645	FCRE8999	12/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444644	FCOM8997	12/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444644	FCRE8999	12/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444643	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XX

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444643	FCRE8999	12/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XX

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444642	FCOM8997	11/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	11/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444642	FCOM1208	11/27/2024	Credit	Missing Doc	The Note is Incomplete	The Note is Incomplete The loan does not meet the HELOC Agreement terms, as the initial draw is less than the required initial draw amount of XX%. The final disbursement summary reflects the borrower drew $XX,XXX of the $XX,XXX, which is XX%. However, according to the HELOC Agreement Terms state XX%, $XX,XXX is required to be the initial draw amount.	Please see attached Exception form.	Policy exception issued for initial draw < XXX% of line amount supported by the following compensating factors: XXX FICO, XXX% DTI ratio and no issue with salability. Exception downgraded to a level 2/B.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Acknowledged		Yes	D	B	D	B	D	B	D	B	D	B	D	B
XXX	XXXXX	304444641	FCOM8997	12/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444641	FCRE8999	12/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444639	FCOM8997	12/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444639	FCRE8999	12/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444638	FCOM8997	12/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum -

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444638	FVAL3825	12/13/2024	Credit	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in XXX Declared Disaster Area with no subsequent property Inspection.	see pcrr report provided in original upload dated XXX+ mos after disaster end date and showing -XXX- damage - screenshot uploaded; Unable to identify any disaster that was aking place or had taken place prior to Note date XX/XX/XXXX. Please provided specifics and identify what disaster and the date of the disaster in order to move forward. Without specific information as to what disaster is being referenced in suspense, a DAIR report cannot be obtained. thank you	Documentation provided is sufficient. Exception resolved.; Property Inspection Provided.; Disaster XXX, XXX. Exception remains.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum -

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/13/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304444637	FCOM8997	12/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444637	FCRE8999	12/08/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444636	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444636	FCRE8999	12/06/2024	Credit	Data	No Credit Findings	No credit findings after review and analysis of loan. The loan meets all applicable credit guidelines.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444635	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444635	FCRE8999	12/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444634	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444634	FCRE8999	12/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444633	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444633	FCRE8999	12/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444632	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444632	FCRE8999	12/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444631	FCOM8997	12/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444631	FCRE8999	12/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444630	FCOM8997	12/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444630	FCRE8999	12/04/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444629	FCOM8997	12/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444629	FCRE8999	12/03/2024	Credit	Data	No Credit Findings	No credit findings after review and analysis of loan. The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444628	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444628	FCRE8999	12/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444627	FCOM8997	12/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444627	FCRE8999	12/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444626	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444626	FCRE8999	12/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444625	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444625	FCRE8999	12/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444624	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444624	FCRE1193	12/06/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% Verified that Qualifying payment at XX.XXX% interest causing DTI to be greater than XX%.	U/W breakdown.	Documentation provided is sufficient. Exception resolved.; Audited DTI of XXX% is less than or equal to Guideline DTI of XXX%	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/06/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304444623	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444623	FCRE8999	12/08/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444622	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444622	FCRE8999	12/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444621	FCOM8997	12/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444621	FCRE8999	12/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444620	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444620	FCRE8999	12/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444619	FCOM8997	12/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444619	FCRE8999	11/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	11/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444618	FCOM8997	12/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444618	FCRE8999	12/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444617	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444617	FCRE8999	12/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444616	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444616	FCRE8999	12/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444615	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444615	FCRE8999	12/04/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444614	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444614	FCRE8999	12/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444613	FCOM1265	12/03/2024	Compliance	Right to Rescind	Non-Borrower Title Holder Did Not Receive Right of Rescission Form	Non-Borrower Title Holder Did Not Receive Right of Rescission Form .	RTC Attached.	Non-Borrower Title Holder Received Right of Rescission Form; Non-Borrower Title Holder Right of Rescission Form received	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/03/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304444613	FCOM1262	12/03/2024	Compliance	Missing Doc	Right of Rescission is Missing	Right of Rescission is Missing Right of Rescission is Missing	RTCs Attached.	Right of Rescission is Provided; Right of Rescission was Provided	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304444613	FVAL3825	12/02/2024	Credit	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. The subject property is located in a FEMA declared disaster area and the file does not contain evidence of FEMA disaster inspection dated after the disaster end date of XX/XX/XXXX. Please provide a FEMA disaster inspection dated after XX/XX/XXXX.	Per Guidelines, Property inspections must be dated after the incident period or XXX days from the incident period start date, whichever is earlier. In this instance the PCR Report attached is dated XX/XX/XXXX and the Disaster start date was XX/XX/XXXX. PCR Report is sufficient.; Please see XXX disaster map attached. The subject property is located in XXX, and per the map, the property was not located in a XXX disaster area.	Document provided is sufficient. Exception resolved.; Property Inspection Provided.; XXX disaster declaration #XXX shows XXX in the disaster area, with individual assistance. Exception remains.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/02/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304444612	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444612	FCRE1199	12/04/2024	Credit	Eligibility	Audited Loan Amount is greater than Guideline Minimum Loan Amount	Audited Loan Amount of $XXXXXX is greater than the Guideline Maximum Loan Amount of $XXXXXX Per Lender Guidelines dated XX/XX/XXXX, the maximum line amount is $XXX,XXX, loan was approved at $XXX,XXX and is not a Xst lien HELOC. The loan paid off the existing Xnd lien HELOC. No evidence in the loan file of a lender approved exception for loan amount exceeding maximum	Lender Exception attached.	Audited Loan Amount of $XXX is greater than the Guideline Maximum Loan Amount of $XXX Policy exception in file for loan amount to $XXX supported by the following compensating factors: XXX% HLTV, XXX FICO and low DTI ratio. Exception downgraded to a level XXX/B.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Acknowledged		Yes	C	B	C	B	C	B	C	B	C	B	C	B
XXX	XXXXX	304444611	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444611	FCRE8999	12/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444610	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444610	FCRE1201	12/05/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report Provide Fraud Report	fraud report	Document provided is sufficient. Exception resolved.; Third Party Fraud Report is provided	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304444607	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444607	FCRE8999	12/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444606	FCOM8997	12/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444606	FCRE8999	11/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	11/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444605	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444605	FCRE8999	12/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444604	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444604	FCRE8999	12/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444603	FCOM8997	12/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444603	FCRE8999	12/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444602	FCOM8997	12/08/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444602	FCRE8999	11/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	11/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444601	FCOM8997	12/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444601	FCRE1358	12/10/2024	Credit	Missing Doc	Borrower 2 W2/1099 Missing	Borrower X WX/XXXX Missing. File is missing prior years WX's for co-borrower. Only paystubs in file.	Attached.	Document provided is sufficient. Exception resolved.; Borrower 2 W2/1099 Provided or Not Applicable (Number of Borrowers equals XXX)	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304444600	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444600	FCRE8999	12/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444599	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time -	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444599	FCRE8999	12/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time -	Resolved	12/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444598	FCOM8997	12/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444598	FCRE8999	12/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444597	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444597	FCRE8999	12/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444595	FCOM8997	12/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444595	FCRE8999	12/02/2024	Credit	Data	No Credit Findings	No credit findings after review and analysis of loan. The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444594	FCOM3481	12/13/2024	Compliance	Disclosure	HELOC Early Disclosure Is Not Within Three Days Of Application Date	HELOC Early Disclosure Date XX-XX-XXXX Not Provided Within X Days of Application Date XX-XX-XXXX	please identify which early disclosure document specifically is not provided w/in XXX days of application date. Disclosures in upload are dated XX/XX/XXXX....without knowing which document specifically is being referenced to, it cannot be provided.	HELOC Early Disclosure Provided Within XXX Days of Application Date; HELOC Early Disclosure (Important terms of our home equity line of credit document in file) is dated XX/XX/XXXX which is within XXX days of the application date (XX/XX/XXXX); HELOC Early Disclosure Provided Within XXX Days of Application Date; HELOC Early Disclosure Date XX/XX/XXXX Not Provided Within XXX Days of Application Date XX/XX/XXXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/13/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304444594	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444594	FCRE8999	12/04/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444592	FCOM8997	12/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444592	FCRE8999	12/08/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444591	FCOM8997	11/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job. Borrower has XXX years on job.	Resolved	11/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444591	FCRE8999	12/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job. Borrower has XXX years on job.	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444590	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444590	FCRE8999	12/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444589	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444589	FCRE8999	12/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444588	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444588	FCRE8999	12/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444587	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444587	FCRE1152	12/09/2024	Credit	Missing Doc	Evidence of Property Tax Missing	Missing proof of taxes for X parcels that Borrower's own. Need proof of Parcel taxes for XXXXXXXXX,XXXXXXXXX
Included on lenders loan approval page X...pg XXX & XXX only has proof of two parcel taxes owned and borrower owns X	parcel taxes	Documentation provided is sufficient. Exception resolved.	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/09/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304444586	FCOM8997	12/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444586	FCRE8999	12/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444585	FCOM8997	11/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	11/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444585	FCRE8999	12/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444584	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444584	FCRE8999	12/08/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444583	FCOM8997	12/02/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444583	FCRE8999	12/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444582	FCOM3482	12/13/2024	Compliance	Missing Doc	HELOC Brochure Missing	HELOC Brochure is missing.	please see attached HELOC Brochure	HELOC Brochure is present.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/13/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304444582	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444582	FCOM1231	12/09/2024	Credit	Missing Doc	The Initial 1003 is Missing	The Initial XXXX is Missing	Please see attached Initial Disclosures with 1003	Documentation provided is sufficient. Exception resolved.; The Initial 1003 is Present	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/09/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304444581	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444581	FCRE8999	12/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444578	FCOM8997	12/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444578	FCRE8999	12/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444577	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444577	FCRE8999	12/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444576	FCOM8997	12/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444576	FCRE8999	12/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444575	FCOM8997	12/02/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444575	FCRE8999	12/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444574	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444574	FCRE8999	12/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444573	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444573	FCRE1193	12/06/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% . It appears lender used first lien PITI of $XXX.XX per month rather than documented PITI of $XXX.XX per month.	Please see attached	Documentation provided is sufficient. Exception resolved.; Audited DTI of XXX% is less than or equal to Guideline DTI of XXX%	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/06/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304444572	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444572	FCRE1158	12/04/2024	Credit	Missing Doc	Hazard Insurance Policy is Partial	Hazard Insurance Policy Partially Provided Declaration page is provided but missing the amount of premium	HOI	Documentation provided is sufficient. Exception resolved.; Hazard Insurance Policy is fully present	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/04/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304444570	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444570	FCRE8999	12/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444568	FCOM8997	12/01/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only		Resolved	12/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444568	FCOM4028	12/02/2024	Credit	Missing Doc	Missing evidence Mortgage/Deed of Trust will be recorded	Missing evidence of Mortgage recording	Recorded DOT attached.	Document provided is sufficient. Exception resolved.; Evidence of Mortgage Recording is present or Mortgage has been sent for Recording		Resolved	12/02/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304444568	FVAL3825	12/02/2024	Credit	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in XXX Declared Disaster Area with no subsequent property Inspection.		Property Inspection Provided. XXX in file dated after disaster end date confirms no damage. Condition cleared.		Resolved	12/02/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304444567	FCOM8997	12/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444567	FCRE8999	12/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444566	FCOM8997	12/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444566	FCRE8999	12/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444565	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444565	FCRE8999	12/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444564	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444564	FCRE8999	12/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444563	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444563	FCRE8999	12/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444562	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444562	FCRE8999	12/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444560	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444560	FCRE8999	12/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444559	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444559	FCRE8999	12/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444558	FCOM8997	11/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	11/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444558	FCRE8999	12/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444557	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444557	FCRE8999	12/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444556	FCOM8997	12/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444556	FCRE1347	12/04/2024	Credit	Missing Doc	Borrower 2 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing Borrower X VOE is not located in file. Please provide VOE indicating employment	Please see attached WVOE for XXX in the file.	Documentation provided is sufficient. Exception resolved.; Borrower 2 3rd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals XXX)	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/04/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304444555	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444555	FCRE8999	12/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444554	FCOM8997	12/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444554	FCRE8999	12/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444553	FCOM8997	12/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444553	FCRE8999	12/08/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444552	FCOM8997	12/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444552	FCRE8999	12/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444551	FCOM8997	12/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444551	FCRE8999	12/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444550	FCOM8997	12/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444550	FCRE8999	12/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444549	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444549	FCRE8999	12/07/2024	Credit	Data	No Credit Findings	The score is less than the Chase XXX overlay. The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444548	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444548	FCRE8999	12/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444547	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444547	FCRE1193	12/06/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XXX.XX% exceeds Guideline DTI of XX% The income source for the BX is listed as temporary disability and the borrower will return to work XX/XX/XXXX. Per LoanDepot and Fannie Mae Guidelines, this is not acceptable source of income and cannot be utilized changed the income to X.XX.	The defect is invalid – short term disability is eligible source of income, see HELOC guidelines below that have been met. Borrower returned to work as agreed. ; The income was analyzed over the history of the borrowers’ earnings for an adequate length of time and evaluate the income trend, using the amount that is most likely to continue for the next XXX years.	Documentation provided is sufficient. Exception resolved.; Audited DTI of XXX% is less than or equal to Guideline DTI of XXX%; Documentation provided does not support continuing income. Please provide current income documentation if Borrower is back to work, or documentation to support disability to continue. Exception remains.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/06/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304444547	FCRE1196	12/06/2024	Credit	Eligibility	Audited HCLTV Exceeds Guideline HCLTV	Audited HLTV of 85.34% exceeds Guideline HCLTV of 85% The final approval lists a CLTV/HLTV of 85% but with the value of $XXX, the balance of the 1st lien $XXX, and this lien $XXX the CLTV is at 85.34%.	Audited HLTV of XXX% is less than or equal to Guideline HCLTV of XXX%	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/06/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304444547	FCRE1195	12/16/2024	Credit	Eligibility	Audited CLTV Exceeds Guideline CLTV	Audited CLTV of 85.34% exceeds Guideline CLTV of 85% The final approval lists a CLTV/HLTV of 85% but with the value of $XXX, the balance of the 1st lien $XXX, and this lien $XXX the CLTV is at 85.34%.	PLease see the outstanding balance- $XXX. Ty!	Documentation provided is sufficient. Exception resolved.; Audited CLTV of XXX% is less than or equal to Guideline CLTV of XXX%	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/16/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304444546	FCOM8997	11/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	11/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444546	FCRE8999	12/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444545	FCOM8997	11/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	11/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444545	FCRE8999	11/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	11/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444544	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444544	FCRE8999	12/04/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444542	FCOM3482	12/13/2024	Compliance	Missing Doc	HELOC Brochure Missing	HELOC Brochure is missing.	Please see attached HELOC Brochure.	HELOC Brochure is present.; HELOC Brochure is present.; HELOC Brochure is missing.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/13/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304444542	FCOM3476	12/16/2024	Compliance	Disclosure	HELOC Early Disclosure Incomplete	HELOC Early Disclosure is incomplete. The HELOC booklet is provided but is still missing the Important terms document provided within X days of application	Exception is non-material and graded as level 2/B.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304444542	FCOM1266	12/11/2024	Compliance	Missing Doc	Homeownership Counseling Disclosure Is Missing	Homeownership Counseling Disclosure Is Missing	Exception is non-material and graded as level 2/B.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304444542	FCRE8999	12/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444541	FCOM8997	12/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444541	FCRE8999	12/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444540	FCOM8997	12/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444540	FCRE8999	12/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444539	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444539	FCRE8999	12/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444538	FCOM8997	12/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444538	FCRE8999	12/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444537	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444537	FCRE8999	12/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444536	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444536	FCRE8999	12/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444535	FCOM8997	12/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444535	FCRE7496	12/09/2024	Credit	Missing Doc	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments	Missing evidence of HOA dues for subject property. If not applicable an LOE stating no HOA dues is required.	No HOA	Document provided is sufficient. Exception resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/09/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304444534	FCOM8997	12/01/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444534	FCRE1440	12/02/2024	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements Borrower has XxXX late on existing heloc with XXX XXX in the most recent XX months and per guidelines there can be no late payments in the most recent XX months and X x XX in the most recent XX months.	Guidelines state "XXXxXXX in the last XXX months but no more than XXXxXXX in the past XXX months when more than XXX months of mortgage history exists" Per the Credit report there is XXX months of mortgage history with only XXXxXXX which is acceptable. Please clear.	Explanation provided is sufficient. Exception resolved.; Housing History Meets Guideline Requirements	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/02/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304444533	FCOM8997	12/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444533	FCRE8999	12/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444532	FCOM8997	12/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444532	FCRE8999	11/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	11/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444531	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444531	FCRE8999	12/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444530	FCOM8997	12/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444530	FCRE8999	12/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444529	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444529	FCRE8999	12/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444528	FCOM8997	12/16/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444528	FCRE1437	12/09/2024	Credit	Income/Employment	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines The borrower is a wage earner with Associated XXX. According to the loan application and Income Calculation Worksheet, the lender utilized $X,XXX.XX per month for qualification and calculated this monthly income utilizing a WVOE. However, the loan file only contains a third party VOE with employment information only. Loan File does not contain any documentation to verify the borrower's monthly income.	Please see attached WVOE.	Documentation provided is sufficient. Exception resolved.; Income and Employment Meet Guidelines	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/09/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304444527	FCOM8997	12/08/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444527	FCRE8999	12/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444526	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444526	FCRE8999	12/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444525	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444525	FCRE8999	12/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444524	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444524	FCRE8999	12/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444523	FCOM8997	12/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444523	FCRE8999	12/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444522	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444522	FCRE8999	12/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444521	FCOM8997	12/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444521	FCRE8999	12/08/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444519	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444519	FCRE8999	12/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444518	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444518	FCRE8999	12/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444517	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444517	FCRE8999	12/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444516	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444516	FVAL2477	12/11/2024	Credit	Appraisal	Appraisal incomplete (missing map, layout, pages, etc.)	The AVM was provided. Per Lender's guidelines Must include PCR exterior property photos. The property condition report is not provided in file.	PCR	Documentation provided is sufficient. Exception resolved.	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/11/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304444515	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time -	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444515	FCRE8999	12/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time -	Resolved	12/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444513	FCOM8997	12/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job. Borrower has XXX years on job.	Resolved	12/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444513	FCRE8999	12/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job. Borrower has XXX years on job.	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444512	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444512	FCRE8999	12/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444511	FCOM8997	12/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444511	FCRE8999	12/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444509	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444509	FCRE1193	12/10/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% DTI exceeds allowable XX% due to inclusion of solar monthly debt of $XX.XX	There is additional income available for qualifying. Please see breakdown attached.; Please provide a breakdown of your DTI calculation. Thank you	Documentation provided is sufficient. Exception resolved.; Audited DTI of XXX% is less than or equal to Guideline DTI of XXX%; P & I of $XXX, Taxes of $XXX, Hazard Insurance of $XXX, HOA of $XXX = PITIA of $XXX. XXX XXX revolving account of $XXX, XXX XXX of $XXX. New qualifying payment of $XXX. Total debt = $XXX / income lender used of $XXX = XXX%	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/10/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304444508	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444508	FCRE1317	12/12/2024	Credit	Income/Employment	Borrower 1 Total Years Employment Verified is Less Than 24 Months	Borrower X Total Years Employment Verified is Less Than XX Months - Per Guidelines, A X-year employment history should be verified, however, Lender verified XX months employment history per WVOE in file.	Attached XXX W-2	Documentation provided is sufficient. Exception resolved.; Borrower 1 Total Years Employment Verified is Greater Than or Equal To XXX Months or Not Applicable (Borrower 1 Employment Status is XXX)	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/12/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304444507	FCOM8997	12/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444507	123ABJ	12/08/2024	Credit	Missing Doc	Missing VVOE dated within 10 days consummation	Borrower has XX% ownership in a business for XXX. Proof of the business license, CPA letter or regulatory agency is missing within XX days of the note.	VOE	Documentation provided is sufficient. Exception resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/08/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304444506	FCOM8997	12/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444506	FCRE8999	12/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444505	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444505	FCRE8999	12/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444504	FCOM8997	12/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444504	FCRE8999	12/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444503	FCOM8997	12/08/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying DTI below max allowed. -

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444503	FCRE8999	12/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying DTI below max allowed. -

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444502	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444502	FCRE8999	12/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444501	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444501	FCRE8999	12/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444500	FCOM8997	12/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time -	Resolved	12/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444500	FCRE1319	12/12/2024	Credit	Missing Doc	Borrower 1 Personal Tax Returns Missing	Borrower X Personal Tax Returns Missing Lender to provide most recent BX Tax Returns in order to gross up Social Security income XXX%.	See highlighted section of HELOC Guidelines attached.	Documentation provided is sufficient. Exception resolved.; Borrower 1 Personal Tax Returns Provided	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time -	Resolved	12/12/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304444499	FCOM8997	12/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444499	FCRE8999	12/08/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444498	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444498	FCRE8999	12/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444497	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444497	FCRE8999	12/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444496	FCOM8997	12/02/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444496	FCRE8999	12/02/2024	Credit	Data	No Credit Findings	No credit findings. The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444495	FCOM8997	11/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX minimum  fico

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	11/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444495	FCRE8999	12/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX minimum  fico

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444494	FCOM8997	12/16/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444494	FCRE8999	12/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444493	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444493	FCRE8999	12/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444492	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444492	FCRE8999	12/04/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444491	FCOM8997	11/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	11/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444491	FCRE8999	12/01/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444490	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444490	FCRE3500	12/10/2024	Credit	Borrower	Borrower residency documentation not provided or issue with documentation	Borrower is not a permanent resident he works legally in the US with a Working Visa XXX, Current visa provided has expired on XX/XX/XXXX, Borrower to provide renewal letter notification or valid unexpired visa.	See attached renewal letter not expiring till XXX.	Documentation provided is sufficient. Exception resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/10/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304444488	FCOM8997	12/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444488	FCRE8999	12/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444487	FCOM8997	12/16/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444487	FCRE8999	12/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444486	FCOM8997	12/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444486	FCRE8999	12/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444485	FCOM8997	11/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	11/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444485	FCRE8999	11/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	11/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444484	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444484	FCRE8999	12/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444483	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444483	FCRE8999	12/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444482	FCOM8997	12/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444482	FCRE8999	12/03/2024	Credit	Data	No Credit Findings	No credit findings after review and analysis of loan. The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444481	FCOM8997	12/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444481	FCRE8999	12/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444480	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444480	FCRE8999	12/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444479	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444479	FCRE1193	12/11/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% The distinction appears to be a difference in the calculation of the taxes. The taxes were calculated at $XXX monthly, but the taxes are actually $XXX.XX per month. The approval was reflected as XX.XXX% in the approval.	The $XXX property tax calculation is correct and was used in qualifying. See attached rebuttal with calculations.	Audited DTI of XXX% is less than or equal to Guideline DTI of XXX%	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/11/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304444478	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444478	FCRE8999	12/04/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444477	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444477	FCRE8999	12/04/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444476	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444476	FCRE8999	12/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444475	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444475	FCRE1317	12/10/2024	Credit	Income/Employment	Borrower 1 Total Years Employment Verified is Less Than 24 Months	Borrower 1 Total Years Employment Verified is Less Than 24 Months - Per Guidelines, A 2-year employment history should be verified. Borrower's current employment is XXX months old and loan file contains VVOE, however, the previous employment was not verified to meet the 2 years required.	Please clear condition as per UW, "The file contains all the customer XXX and XXX w2s to support the employment history." The documents were included in the investor package.	Explanation provided is sufficient. Exception resolved.; Borrower 1 Total Years Employment Verified is Greater Than or Equal To XXX Months or Not Applicable (Borrower 1 Employment Status is XXX);	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444474	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444474	FCRE8611	12/11/2024	Credit	Income/Employment	Income/Employment General	Lender to provide a letter of explanation to explain why BX year-to-date earnings are not in line with the Base Income used for qualification.	Written VOE does not reflect paid thru date – paystub info (see uploaded) supports use of qualifying base as “other” income includes PTO	Documentation provided is sufficient. Exception resolved.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/11/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304444473	FCOM8997	12/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444473	FCRE8999	12/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444472	FCOM8997	12/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444472	FCRE8999	12/08/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444471	FCOM8997	12/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444471	FCOM1232	12/16/2024	Credit	Missing Doc	The Final 1003 is Missing	The Final XXXX is Missing	1003	Documentation provided is sufficient. Exception resolved.; The Final 1003 is Present	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/16/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304444470	FCOM0362	12/09/2024	Compliance	Missing Doc	Final HUD-1 Document is Missing	Final HUD-X Document is Missing. Missing HELOC Settlement Statement to verify disbursement date.	Please see attached HELOC Settlement Statement,	HELOC settlement statement provided; Exception resolved	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/09/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304444470	FCOM1232	12/09/2024	Credit	Missing Doc	The Final 1003 is Missing	The Final XXXX is Missing The final XXXX is not provided in file	Please see attached Final Loan Application.	Documentation provided is sufficient. Exception resolved.; The Final 1003 is Present	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/09/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304444470	FVAL3825	12/09/2024	Credit	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. Major Disaster Declaration declared on XX/XX/XXXX and the incident period is continuing. The Property condition report was completed prior to the declaration.	Please re-review. The disaster end date is XX/XX/XXXX and PCR report in the file is dated XX/XX/XXXX with no damages.	Explanation provided is sufficient. Exception resolved.; Property Inspection Provided.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/09/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304444468	FCOM8997	12/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444468	FCRE8999	12/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444467	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444467	FCRE8999	12/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444466	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444466	FCRE8999	12/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444465	FCOM8997	12/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444465	FCRE8999	12/08/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444464	FCOM8997	12/02/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444464	FCRE8999	11/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	11/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444463	FCOM1112	12/04/2024	Compliance	Points & Fees	Late Charge Grace Period is greater than 15 days	Late Charge Grace Period is greater than XX days Per HELOC Note, XX day grace period given.		; Late Charge Grace Period is greater than XXX days;	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/04/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304444463	FCRE8999	11/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	11/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444462	FCOM8997	12/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444462	FCRE8999	12/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444461	FCOM8997	12/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444461	FCRE8999	12/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444459	FCOM8997	12/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444459	FCRE8999	12/08/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444458	FCOM8997	12/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444458	FCRE8999	12/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444457	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444457	FCRE8999	12/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444456	FCOM8997	12/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444456	FCRE8999	12/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444455	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444455	FCRE8999	12/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444454	FCOM8997	12/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444454	FCRE8999	12/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444453	FCOM8997	12/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444453	FCRE8999	12/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444452	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444452	FCRE8999	12/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444451	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444451	FCRE8999	12/04/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444450	FCOM8997	12/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444450	FCRE8999	12/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444449	FCOM8997	12/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444449	FCRE8999	12/08/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444448	FCOM8997	12/15/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444448	FCRE8999	12/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444447	FCOM8997	12/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444447	FCRE8999	12/08/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444446	FCOM8997	12/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444446	FCRE8999	12/08/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444445	FCOM8997	12/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444445	FCRE8999	12/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444444	FCOM8997	12/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444444	FCRE1193	12/09/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% . Lender used monthly income of $XX,XXX. However, year-to-date earnings only supports monthly income of $X,XXX.XX. It appears Lender included overtime earnings; however, history was not documented.	Please see attached rebuttal and WVOE, DTI remains under XXX% max.	Audited DTI of XXX% is less than or equal to Guideline DTI of XXX%. Evidence of XXX year history of overtime earnings provided to support inclusion in qualifying income. DTI meets guidelines. Condition cleared.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/09/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304444443	FCOM8997	12/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444443	FCRE8999	12/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444442	FCOM8997	12/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444442	FCRE8999	12/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444441	FCOM8997	12/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444441	FCRE8999	12/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444440	FCOM8997	12/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444440	FCRE8999	12/08/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444438	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444438	FCRE8999	12/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444437	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444437	FCRE8999	12/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444436	FCOM8997	12/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444436	FCRE1193	12/04/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% - It appears lender excluded student loan payments from DTI, however, no explanation was attached to the student loan statement to explain why the student loans were excluded. Audit applied X% of the balance as monthly payment per Fannie Mae Selling Guide.	Audited DTI of XXX% is less than or equal to Guideline DTI of XXX%. Audit recalculated and DTI meets guidelines based on income and debts documented in file. Condition cleared.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/04/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304444436	FVAL1628	12/09/2024	Credit	Property	No HOA fees on appraisal and property identified as a PUD	- Missing HOA documentation to verify HOA payment on subject property.	Please see attached HOA statement.	Documentation provided is sufficient. Exception resolved.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/09/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304444435	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444435	FCRE8999	12/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444434	FCOM8997	12/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444434	FCRE8999	12/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444433	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444433	FCRE8279	12/05/2024	Credit	Missing Doc	Missing evidence tax return extension was filed.	Missing XXXX tax returns to properly calculate rental income. There is a signature page of XXXX tax returns but the returns are not in the file nor is there evidence of an extension. Loan file contains tax returns for XXXX and XXXX only.	Please clear the condition as the borrower provided XXX years of tax returns and also the extension for XXX.	Explanation provided is sufficient. Exception resolved.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304444431	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444431	FCRE8999	12/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444430	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444430	FCRE8999	12/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444429	FCOM8997	12/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444429	FCRE8999	12/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444428	FCOM8997	12/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444428	FCRE8999	12/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444427	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444427	FCRE8999	12/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444426	FCOM8997	11/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	11/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444426	FCRE8999	11/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	11/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444425	FCOM8997	12/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444425	FCRE8999	12/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444424	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444424	FCRE8999	12/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444423	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444423	FCRE8999	12/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444422	FCOM8997	12/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444422	FCRE8999	12/08/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444421	FCOM8997	12/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444421	FCRE8999	12/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444420	FCOM8997	12/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444420	FCRE8999	12/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444419	FCOM8997	12/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444419	FCRE8999	12/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444418	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444418	FCRE8999	12/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444416	FCOM8997	12/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444416	FCRE8999	12/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444415	FCOM8997	12/01/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444415	FCRE8999	12/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444414	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444414	FCRE8999	12/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444413	FCOM8997	12/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444413	FCRE8999	12/08/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444412	FCOM8997	12/01/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444411	FCOM8997	12/02/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444411	FCRE8999	12/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444410	FCOM8997	11/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	11/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444410	FCRE8999	12/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444409	FCOM8997	12/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444409	FCRE8999	12/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444408	FCOM1262	12/06/2024	Compliance	Missing Doc	Right of Rescission is Missing	Right of Rescission is Missing Document Required: Missing Right of Rescission	RTC Attached	Right of Rescission is Provided	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/06/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304444408	FCOM8997	12/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444408	FCRE8999	12/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444407	FCOM8997	12/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444407	FCRE8999	12/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444406	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444406	FCRE8999	12/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444405	FCOM3482	12/17/2024	Compliance	Missing Doc	HELOC Brochure Missing	HELOC Brochure is missing.	HELOC brochure	HELOC Brochure is present.; HELOC Brochure is present.; HELOC Brochure is missing.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/17/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304444405	FCOM1266	12/17/2024	Compliance	Missing Doc	Homeownership Counseling Disclosure Is Missing	Homeownership Counseling Disclosure Is Missing	Exception is non-material and graded as level 2/B.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304444405	FCOM3476	12/18/2024	Compliance	Disclosure	HELOC Early Disclosure Incomplete	HELOC Early Disclosure is incomplete. Missing important terms disclosed provided to borrower within X days of application date	Exception is non-material and graded as level 2/B.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304444405	FCRE8999	12/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444404	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444404	FCOM1208	12/05/2024	Credit	Missing Doc	The Note is Incomplete	The Note is Incomplete HELOC agreement is missing page X of XX.	Complete Note	Documentation provided is sufficient. Exception resolved.; The Note is Present	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304444403	FCOM8997	11/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	11/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444403	FCRE8999	12/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444402	FCOM3490	12/13/2024	Compliance	Missing Doc	HELOC Authorization To Pay Missing	HELOC Authorization To Pay is missing.	Please see attached as requested.; Please see attached XXX Letter in the file.	Documentation provided is sufficient. Exception resolved.; HELOC Authorization To Pay is present.; Provide the HELOC third party payoff auth, disbursement summary and HELOC settlement statement signed by the borrower to resolve; HELOC Authorization To Pay is present.; HELOC Authorization To Pay is missing.	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/13/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304444402	FCRE8611	12/11/2024	Credit	Income/Employment	Income/Employment General	Loan disbursement and loan proceeds page is missing from the file. Unable to determine what was paid off and amounts. Please provide loan disbursements page which shows all the disbursements from loan proceeds.	Please see attached Disbursement Summary.	Documentation provided is sufficient. Exception resolved.	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/11/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304444401	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444401	FCRE8999	12/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444400	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444400	FCRE8999	12/04/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444399	FCOM8997	12/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444399	FCRE8999	12/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444398	FCOM8997	11/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	11/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444398	FCRE8999	11/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	11/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444397	FCOM8997	12/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444397	FCRE8999	12/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444396	FCOM8997	12/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444396	FCRE8999	12/08/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444395	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444395	FCRE1330	12/04/2024	Credit	Missing Doc	Borrower 1 Paystubs Missing	Borrower X Paystubs Missing Provide most recent paystub supporting min monthly income $X,XXX.XX.	Please see attached paystubs	Documentation provided is sufficient. Exception resolved.; Borrower 1 Paystubs Provided	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/04/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304444394	FCOM8997	12/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444394	FCRE8999	12/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444393	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444393	FCRE8999	12/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444392	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444392	FCRE6618	12/04/2024	Credit	Borrower	Borrower information on 1003 is incomplete	The Final Consumer Loan Application shows an incorrect total qualifying income and is missing one (X) of two (X) sources of income. The application states that the borrower's Gross Monthly Income is $X,XXX from Retirement. However, the borrower was qualified with a Gross Monthly Income total of $X,XXX.XX from Pension (Retirement) of $X,XXX.XX and SSI of $X,XXX.XX.	Please see Income breakdown with gross up XXX% calculation	Documentation provided is sufficient. Exception resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/04/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304444391	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444391	FCRE8999	12/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444390	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444390	FCRE8999	12/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444389	FCOM8997	12/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444389	FCRE8999	12/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444388	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444388	FCRE8999	12/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444387	FCOM8997	12/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444387	FCRE8999	12/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444386	FCOM8997	12/20/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444386	FCRE8999	12/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444385	FCOM8997	12/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444385	FCRE8999	12/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444384	FCOM8997	12/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444384	FCRE8999	12/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444382	FCOM8997	12/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444382	FCRE8999	12/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444380	FCOM8997	12/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444380	FCRE1316	12/12/2024	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing Borrower provide bank statements within XX days of note and there are direct deposits	3rd Party VOE attached.	Documentation provided is sufficient. Exception resolved.; Borrower 1 3rd Party VOE Prior to Close Was Provided	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/12/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304444377	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444377	FCRE8999	12/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444376	FCOM8997	12/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444376	FCRE8999	12/08/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444375	FCOM8997	12/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444375	FCRE8999	12/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444374	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444374	FCRE8999	12/04/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444373	FCOM8997	12/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444373	FCRE8999	12/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444372	FCOM8997	12/02/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444372	FCOM4028	11/27/2024	Credit	Missing Doc	Missing evidence Mortgage/Deed of Trust will be recorded	Missing evidence of Mortgage recording	Please see attached DOT	Document provided is sufficient. Exception resolved.; Evidence of Mortgage Recording is present or Mortgage has been sent for Recording	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	11/27/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304444371	FCOM8997	12/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444371	FCRE8999	12/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444370	FCOM1264	12/06/2024	Compliance	Right to Rescind	Right of Rescission is Not Executed	Right of Rescission is Not Executed Signatures are cut off from docs, please provide evidence of executed Right to Cancel for husband and wife.	Please see attached Right to Cancel.	Right of Rescission is Executed; Executed Right of Rescission provided	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/06/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304444370	FCOM1208	12/13/2024	Credit	Missing Doc	The Note is Incomplete	The Note is Incomplete - Missing some sections of the HELOC Agreement possibly due to poor scanning.	Please see attached Note.	Documentation provided is sufficient. Exception resolved.; The Note is Present	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/13/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304444370	FCOM1221	12/13/2024	Credit	Missing Doc	The Deed of Trust is Incomplete	The Deed of Trust is Incomplete - Missing full pages of the Deed of Trust possibly due to wrong scanning.	Please see attached Deed Of Trust.	Documentation provided is sufficient. Exception resolved.; The Deed of Trust is Present and Complete	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/13/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304444370	FCOM1233	12/13/2024	Credit	Missing Doc	The Final 1003 is Incomplete	The Final XXXX is Incomplete - Missing full pages of the final XXXX possibly due to wrong scanning.	Please see attached 1003.	Documentation provided is sufficient. Exception resolved.; The Final 1003 is Present	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/13/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304444369	FCOM8997	12/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444369	FCRE8999	12/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444368	FCOM8997	12/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444368	FCRE8999	12/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444367	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444367	FCRE8999	12/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444366	FCOM8997	12/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444366	FCRE8999	12/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444365	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444365	FCRE8999	12/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444364	FCOM8997	12/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444364	FCRE1317	12/09/2024	Credit	Income/Employment	Borrower 1 Total Years Employment Verified is Less Than 24 Months	Borrower X Total Years Employment Verified is Less Than XX Months - Lender provided two years W-X from Borrower's previous employment at XXX but no verification of employment was provided to confirm the employment history was two years as required by Guidelines. Loan file contains only VVOE for Borrower's X months old current employment.		; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444362	FCOM8997	12/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444362	FCRE8999	12/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444361	FCOM8997	12/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444361	FCRE8999	12/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444360	FCOM8997	12/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444360	FVAL3825	12/10/2024	Credit	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in XXX Declared Disaster Area with no subsequent property Inspection.	PDI	Documentation provided is sufficient. Exception resolved.; Property Inspection Provided.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/10/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304444359	FCOM8997	12/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444359	FCRE8999	12/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444358	FCOM8997	12/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444358	FCRE8999	12/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444357	FCOM8997	12/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444357	FCRE8999	12/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444356	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444356	FCRE8999	12/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444355	FCOM8997	12/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444355	FCRE8999	12/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444354	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444354	FCRE8999	12/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444353	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444353	FCRE8999	12/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444352	FCOM8997	12/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444352	FCRE8999	12/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444351	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444351	FCRE8999	12/08/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444350	FCOM8997	12/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444350	FCRE6019	11/29/2024	Credit	Missing Doc	Citizenship Documentation Not Provided	Borrower X Citizenship Documentation Is Missing. Drivers license or Patriot Act Disclosure not found in file.	Attached.	Document provided is sufficient. Exception resolved.; Borrower 1 Citizenship Documentation Provided or Not Required	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	11/29/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304444349	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444349	FCRE8999	12/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444348	FCOM3482	12/16/2024	Compliance	Missing Doc	HELOC Brochure Missing	HELOC Brochure is missing. HELOC Brochure and other HELOC early disclosures are missing.	Brochure and disclosures	Documentation provided is sufficient. Exception resolved.; HELOC Brochure is present.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/16/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304444348	FCOM1231	12/11/2024	Credit	Missing Doc	The Initial 1003 is Missing	The Initial XXXX is Missing	Initial 1003; 1003	Documentation provided is sufficient. Exception resolved.; The Initial 1003 is Present; Document provided is the Final 1003. Need the Initial 1003. Exception remains.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304444347	FCOM8997	12/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444347	FVAL3825	12/06/2024	Credit	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. The property condition report was completed prior to the Major Disaster Declaration declared on XX/XX/XXXX.	PDI	Documentation provided is sufficient. Exception resolved.; Property Inspection Provided.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/06/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304444346	FCOM8997	12/02/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444346	FCRE8999	11/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	11/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444345	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444345	FCRE8999	12/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444344	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444344	FCRE8999	12/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444343	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444343	FCRE8999	12/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444342	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444342	FCRE8999	12/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444341	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444341	FCRE8999	12/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444340	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444340	FCRE8999	12/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444339	FCOM8997	12/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444339	FCRE8999	12/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444338	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444338	FCRE8999	12/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444337	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444337	FCRE8999	12/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444335	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444335	FCRE8999	12/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444334	FCOM8997	12/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444334	FCRE8999	12/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444333	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444333	FCRE8999	12/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444332	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444332	FCRE8999	12/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444331	FCOM8997	12/02/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444331	FCRE8999	12/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444330	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444330	FCRE8999	12/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444329	FCOM8997	12/16/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444329	FCRE8999	12/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444328	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444328	FCRE8999	12/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444327	FCOM8997	12/02/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444327	FCRE8999	11/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	11/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444326	FCOM8997	12/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444326	FCRE8999	12/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444324	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum -

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444324	FVAL9739	12/06/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: The property value product utilized was an AVM, which requires a property condition report to be obtained. However, there is no evidence of a property condition report in the loan file.	Attached AVM	Document provided is sufficient. Exception resolved.; Property/Appraisal Meets Guidelines	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum -

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/06/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304444323	FCOM8997	12/02/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444323	FCRE1316	11/29/2024	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing No VVOE done XX days prior to closing.	VOE; Borrower is XXX	Documentation provided is sufficient. Exception resolved.; Borrower 1 3rd Party VOE Prior to Close Was Provided; Borrower has employment and XXX income. The VOE for the employment income is more than XXX business days from the closing date. We need a VOE dated within XXX business days of the Note date. Exception remains.	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	11/29/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304444322	FCOM8997	12/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444322	FCRE8999	12/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444321	FCOM8997	12/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444321	FCRE8999	12/04/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444320	FCOM8997	12/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444320	FCRE8999	12/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444319	FCOM8997	12/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444319	FCRE8999	12/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444318	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444318	FCRE8999	12/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444317	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444317	FCRE1325	12/10/2024	Credit	Missing Doc	Borrower 1 CPA Letter Missing	Borrower X CPA Letter Missing	Please see attached CPA letter not required- VOE and 3rd party license verification showing active included	Documentation provided is sufficient. Exception resolved.; Borrower 1 CPA Letter Provided	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304444316	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444316	FCRE8999	12/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444315	FCOM8997	12/02/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444315	FCRE8999	12/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444314	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444314	FCRE8999	12/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444313	FCOM8997	12/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444313	FCRE8999	12/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444312	FCOM8997	12/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444312	FCRE8999	12/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444311	FCOM8997	12/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444311	FCRE8999	11/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	11/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444310	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444310	FCRE8999	12/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444309	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444309	FCRE1199	12/06/2024	Credit	Eligibility	Audited Loan Amount is greater than Guideline Minimum Loan Amount	Audited Loan Amount of $XXXXXX is greater than the Guideline Maximum Loan Amount of $XXXXXX Lender Exception on file granted the amount up to $XXX,XXX supported by the following compensating factors: XXX FICO, strong credit history, XX month mortgage history at XxXX, X+ years in home, XX.XXX% CLTV, residual income. Exception downgraded to a level X/B.	Lender exception provided supported by compensating factors. Exception downgraded to a level 2/B.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Acknowledged		Yes	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304444308	FCOM8997	12/16/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444308	FCRE1201	12/12/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report not in file	Attached.	Documentation provided is sufficient. Exception resolved.; Third Party Fraud Report is provided	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/12/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304444307	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444307	FCRE8999	12/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444306	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444306	FCRE8999	12/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444305	FCOM8997	12/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444305	FCRE8999	12/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444304	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444304	FCRE1336	12/06/2024	Credit	Missing Doc	Borrower 1 Award Letter Missing	Borrower X Award Letter Missing Loan file is missing SSI Award letter, Bank statement or XXXX to document the SSI income to support Social Security income amount of $X,XXX.XX per Final XXXX.	Attached Award Letter	Documentation provided is sufficient. Exception resolved.; Borrower 1 Award Letter Provided	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/06/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304444303	FCOM8997	12/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444303	FCRE8999	12/11/2024	Credit	Data	No Credit Findings	No credit findings The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444302	FCOM8997	12/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444302	FCRE8999	11/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	11/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444301	FCOM8997	12/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444301	FCRE8999	12/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444300	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444300	FCRE8999	12/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444299	FCOM8997	12/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444299	FCRE8999	12/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444298	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444298	FCRE8999	12/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444297	FCOM8997	12/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444297	FCRE8999	12/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444296	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444296	FCRE8999	12/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444295	FCOM8997	12/02/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444295	FCRE8999	11/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	11/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444294	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444294	FCRE8999	12/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444293	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444293	FCRE1328	12/16/2024	Credit	Missing Doc	Borrower 1 W2/1099 Missing	Borrower X WX/XXXX Missing. File only contains YTD paystubs and is missing prior years WXs.	Ty!	Documentation provided is sufficient. Exception resolved.; Borrower 1 W2/1099 Provided	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/16/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304444293	FCRE8999	12/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444292	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444292	FCRE8999	12/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444291	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444291	FCRE8999	12/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444290	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444290	FCRE8999	12/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444289	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444289	FCRE8999	12/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444288	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444288	FCRE8999	12/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444287	FCOM8997	12/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444287	FCRE8999	12/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444286	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444286	FCRE8999	12/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444284	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444284	FCRE1325	12/11/2024	Credit	Missing Doc	Borrower 1 CPA Letter Missing	Borrower X CPA Letter Missing CPA letter is missing from file. VVOE confirming spoke to CPA and XXX search confirming CPA firm are in file.	VOE in file only references XXX Search- nothing regarding CPA	Documentation provided is sufficient. Exception resolved.; Borrower 1 CPA Letter Provided	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304444284	FCOM3592	12/11/2024	Credit	Missing Doc	Missing Taxpayer First Act Disclosure	Taxpayer First Act Disclosure is missing. Tax Payer First Act disclosure is missing from the file.	disclosures attached	Documentation provided is sufficient. Exception resolved.; Taxpayer First Act Disclosure is provided	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/11/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304444282	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444282	FCRE8999	12/03/2024	Credit	Data	No Credit Findings	No credit findings after review and analysis of loan. The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444281	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444281	FCRE8999	12/04/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444279	FCOM8997	12/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444279	FCRE8999	12/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444278	FCOM8997	12/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444278	FCRE8999	12/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444277	FCOM8997	12/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444277	FCRE8999	12/04/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444276	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444276	FCRE8999	12/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444275	FCOM8997	12/08/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444275	FCRE8999	12/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444274	FCOM8997	12/02/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444274	FCRE8999	12/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444273	FCOM8997	12/02/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444273	FCRE1437	12/03/2024	Credit	Income/Employment	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines - Missing income documentation for coborrower's employment at CVS	Income docs	Documentation provided is sufficient. Exception resolved.; Income and Employment Meet Guidelines	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/03/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304444273	FCRE1440	12/03/2024	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements - Missing evidence of Borrower's housing history.	Guidelines only require XXX year history. Credit report reflects borrowers' primary residence ver XXX years	Document provided is sufficient. Exception resolved.; Housing History Meets Guideline Requirements	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/03/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304444272	FCOM8997	12/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444272	FCRE8999	12/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444271	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444271	FCRE8999	12/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444270	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444270	FCOM1227	12/08/2024	Credit	Missing Doc	PUD Rider is Missing	PUD Rider is Missing The AVM states this is a PUD; however, there is not a PUD rider in the file.	SUBJECT IS A SFR; NO PUD RIDER REQUIRED	Documentation provided is sufficient. Exception resolved.; The PUD Rider is Present or is Not Applicable (Property Type is XXX)	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/08/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304444269	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444269	FCRE8999	12/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444268	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444268	FCRE8999	12/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444267	FCOM8997	12/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444267	FCRE8999	11/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	11/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444266	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444266	FCRE8999	12/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444265	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444265	FCRE8999	12/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444264	FCOM8997	12/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444264	FCRE8999	12/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444263	FCOM8997	12/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444263	FCRE8999	12/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444262	FCOM8997	12/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444262	FCRE8999	12/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444261	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444261	FCRE8999	12/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444260	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444260	FCRE8999	12/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444259	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444259	FCRE8999	12/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444258	FCOM8997	12/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444258	FCRE8999	12/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444257	FCOM8997	12/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444257	FCRE8999	12/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444256	FCOM8997	11/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	11/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444256	FCRE8999	12/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444255	FCOM8997	12/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444255	FCRE1193	11/29/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% Lender listed the PITI at final approval at $XXXX.XX but after manual calculation the PITI with the fully amortized payment for the new HELOC is $XXXX.XX this causes the DTI to go to XX% and the max allowed is XX%.	please see attached.	Audited DTI of XXX% is less than or equal to Guideline DTI of XXX%; Audited DTI of XXX% exceeds Guideline DTI of XXX% . DTI calculation reviewed at request of Seller and recalculated as XXX%. Condition remains.; Audited DTI of XXX% exceeds Guideline DTI of XXX% . DTI calculation reviewed at request of Seller and recalculated as XXX%. Condition remains.; Audited DTI of XXX% exceeds Guideline DTI of XXX%	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	11/29/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304444254	FCOM8997	12/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444254	FCRE8999	12/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444253	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444253	FCRE8999	12/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444251	FCOM8997	12/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444251	FCRE8999	12/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444250	FCOM8997	11/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	11/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444250	FCRE1347	11/26/2024	Credit	Missing Doc	Borrower 2 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing	Please see attached VOE for Borrower 2	Document provided is sufficient. Exception resolved.; Borrower 2 3rd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals XXX)	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	11/26/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304444250	FCRE1360	11/26/2024	Credit	Missing Doc	Borrower 2 Paystubs Missing	Borrower X Paystubs Missing	Borrower 2 Paystubs Provided or Not Applicable (Number of Borrowers equals XXX)	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	11/26/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304444250	FCRE1358	11/26/2024	Credit	Missing Doc	Borrower 2 W2/1099 Missing	Borrower X WX/XXXX Missing.	Borrower 2 W2/1099 Provided or Not Applicable (Number of Borrowers equals XXX)	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	11/26/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304444249	FCOM8997	12/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444249	FCRE8999	12/04/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444248	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444248	FCRE8999	12/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444247	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444247	FCRE8999	12/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444246	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444246	FCRE8999	12/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444245	FCOM8997	12/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444245	FCRE8999	12/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444244	FCOM8997	12/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444244	FCRE8999	12/04/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444243	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444243	FCRE8999	12/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444242	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444242	FCRE8999	12/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444241	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444241	FCRE8999	12/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444240	FCOM8997	12/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444240	FCRE8999	12/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444239	FCOM8997	12/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444239	FCRE8999	12/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444238	FCOM8997	12/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time -

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444238	FVAL9739	11/27/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: The loan file contained an AVM; therefore, a property inspection report is required. The loan file did not contained the required report.	Please see the attached property report	Property/Appraisal Meets Guidelines. PCI provided. Condition cleared.	Borrower has stable job time -

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	11/27/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304444237	FCOM8997	12/02/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444237	FCRE8999	12/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444236	FCOM8997	12/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444236	FCRE8999	12/04/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444234	FCOM8997	12/02/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444234	FCRE8999	12/02/2024	Credit	Data	No Credit Findings	No credit findings. The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444233	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444233	FCRE8999	12/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444232	FCOM3491	12/11/2024	Compliance	Disclosure	HELOC Authorization To Pay Incomplete	HELOC Authorization To Pay is incomplete. Missing HELOC Settlement Statement.	Exception is non-material and graded as level 2/B.; HELOC Authorization To Pay is present.; HELOC Authorization To Pay is incomplete.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304444232	FCRE8999	12/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444231	FCOM8997	11/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	11/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444231	FCRE8999	11/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	11/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444230	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444230	FCRE8999	12/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444229	FCOM8997	12/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444229	FCRE8999	12/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444228	FCOM8997	12/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444228	FCRE8999	12/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444227	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444227	FCRE8999	12/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444226	FCOM8997	12/02/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444226	FCRE8999	11/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	11/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444225	FCOM8997	12/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444225	FCRE6679	12/05/2024	Credit	Eligibility	Open Current Charge offs	Missing verification of $X balance as noted on the loan approval for the XXX #XXX account on credit report showing as balance of $XXX. Lender guidelines require charge-offed accounts be paid off at or prior to close if balance is $XXX or greater. Lender to provide acceptable evidence the charged-off account with XXX Inc #XXX is a $X balance.	Hello, please see attached statement showing charge off as of XX/XX/XXXX. Ty!	Documentation provided is sufficient. Exception resolved.	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304444224	FCOM8997	12/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444224	FCRE8999	11/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	11/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444223	FCOM8997	12/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444223	FCRE8999	12/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444222	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444222	FCRE8999	12/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444221	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444221	FCRE8999	12/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444220	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444220	FCRE8999	12/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444218	FCOM8997	12/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444218	FVAL9739	12/09/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Missing Property Condition Report (PCR) with exterior photos required by Guidelines.	Please see attached copy, site was visited on XX/XX/XXXX.; Please clear as the PCR report was included in the investor package and includes pictures	Documentation provided is sufficient. Exception resolved.; Property/Appraisal Meets Guidelines; Please indicate the location of the PCR with pictures. The original file has an AVM with pictures, but did not see a PCR report. Exception remains.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/09/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304444217	FCOM8997	12/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444217	FCRE8999	12/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444216	FCOM8997	12/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444216	FCRE8999	12/04/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444215	FCOM8997	12/16/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444215	FCRE8999	12/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444214	FCOM8997	12/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444214	FCRE8999	12/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444213	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444213	FCRE8999	12/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444211	FCOM8997	12/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444211	FCRE8999	12/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444210	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444210	FCRE8999	12/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444209	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444209	FCRE8999	12/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444207	FCOM8997	12/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444207	FCRE1316	11/29/2024	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing The loan file is missing the VVOE XX days prior to close.	VOE	Document provided is sufficient. Exception resolved.; Borrower 1 3rd Party VOE Prior to Close Was Provided	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	11/29/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304444207	FCRE1201	11/29/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report The loan file did not contain the fraud report.	Fraud Report	Document provided is sufficient. Exception resolved.; Third Party Fraud Report is provided	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	11/29/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304444206	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time -	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444206	FCRE8999	12/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time -	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444205	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444205	FCRE8999	12/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444204	FCOM8997	12/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444204	FCRE8999	11/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	11/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444203	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444203	FCRE8999	12/04/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444202	FCOM8997	12/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444202	FCRE8999	12/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444201	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444201	FCRE8999	12/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444200	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum -

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444200	FCRE8999	12/04/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum -

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444199	FCOM8997	12/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444198	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444198	FCRE8999	12/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444197	FCOM8997	12/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444197	FCRE8999	12/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444196	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444196	FCRE8999	12/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444194	FCOM8997	11/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	11/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444194	FCRE1316	11/27/2024	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing The loan file is missing the VVOE XX days prior to loan closing.	Please see attached current VOE	Borrower 1 3rd Party VOE Prior to Close Was Provided	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	11/27/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304444194	FVAL9739	11/27/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: The loan file file contained an AVM; therefore, a property Inspection Condition report was required; however, that was missing from the loan file.	Please see attached Property Condition Report	Document provided is sufficient. Exception resolved.; Property/Appraisal Meets Guidelines	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	11/27/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304444193	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444193	FVAL3825	12/10/2024	Credit	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. The AVM was completed XX/XX/XX and Property Condition Report XX/XX/XX. A disaster was declared: Declaration Date: Oct XX, XXXX/Incident Period: Oct X, XXXX - Nov X, XXXX.	attached report dated XX/XX/XXXX showing NO DAMAGE	Documentation provided is sufficient. Exception resolved.; Property Inspection Provided.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/10/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304444192	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444192	FCRE8999	12/08/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444191	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444191	FCRE8999	12/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444190	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444190	FCRE8999	12/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444189	FCOM8997	12/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444189	FCRE8999	12/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444188	FCOM8997	12/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444188	FCRE8999	12/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444187	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444187	FCRE8999	12/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444186	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444186	FCRE8999	12/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444185	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444185	FCRE8999	12/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444184	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444184	FCRE8999	12/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444183	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444183	FCRE8999	12/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444182	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444182	FCRE8999	12/04/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444181	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444181	FCRE8999	12/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444181	FVAL3825	12/13/2024	Credit	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in XXX Declared Disaster Area with no subsequent property Inspection.	Property Inspection Provided.; The XXX Disaster number is XXX, which was declared on XX/XX/XXXX with individual assistance available for XXX, XXX.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/13/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304444180	FCOM8997	12/02/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444180	FCRE8999	12/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444179	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444179	FCRE8999	12/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444178	FCOM8997	12/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444178	FCRE8999	12/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444177	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444177	FCRE8999	12/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444176	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444176	FCRE8999	12/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444175	FCOM8997	12/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444175	FCRE8999	12/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444174	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444174	FCRE8999	12/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444173	FCOM8997	11/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% max guideline	Resolved	11/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444173	FCRE1206	11/29/2024	Credit	Eligibility	All Interested Parties Not Checked with Exclusionary Lists	All Interested Parties Not Checked with Exclusionary Lists.	Please see attached.	Document provided is sufficient. Exception resolved.; All Interested Parties Checked against Exclusionary Lists	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% max guideline	Resolved	11/29/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304444173	FCRE1205	11/29/2024	Credit	Eligibility	OFAC Check Not Completed and/or Cleared	OFAC Check Not Completed and/or Cleared	Please see attached.	Document provided is sufficient. Exception resolved.; XXX Check Completed and Cleared	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% max guideline	Resolved	11/29/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304444173	FCRE1201	11/29/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Please see attached.	Document provided is sufficient. Exception resolved.; Third Party Fraud Report is provided	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% max guideline	Resolved	11/29/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304444172	FCOM8997	12/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444172	FCRE8999	12/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444171	finding-709	12/02/2024	Compliance	State Reg	TX Constitution A6 Total Indebtedness Test	This loan failed the total indebtedness test due to one of the following findings: (Texas Constitution, Article 16, Section 50 (a)(6)(B), as amended Sept. 2003)The loan is of a principal amount that when added to the total of all outstanding principal balances secured by valid liens against the homestead exceeds XXX% of the fair market value of the homestead on the date the extension of credit is made. No CLTV ratio was provided. For TX Constitution A6 this information is required to determine if the loan is of a principal amount that when added to the total of all outstanding principal balances secured by valid liens against the homestead exceeds XXX% of the fair market value of the homestead on the date the extension of credit is made. CLTV is greater than XXX%	Mortgage Statement, XXX lien balance $XXX + HELOC $XXX = $XXX / Value $XXX. CLTV is XXX%	updated documentation to show the balance of the XXX lien provided; Exception resolved; updated documentation to show the balance of the XXX lien provided; Exception resolved	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum -

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/02/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304444171	FCRE1347	11/29/2024	Credit	Missing Doc	Borrower 2 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing The VVOE is missing for the co borrower.	B2 VOE	Document provided is sufficient. Exception resolved.; Borrower 2 3rd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals XXX)	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum -

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	11/29/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304444170	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444170	FCOM3592	12/05/2024	Credit	Missing Doc	Missing Taxpayer First Act Disclosure	Taxpayer First Act Disclosure is missing.	Please see attached Taxpayer first Act disclosure.	Taxpayer First Act Disclosure is provided	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/05/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304444168	FCOM8997	12/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444168	FCRE8999	12/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444167	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444167	FCRE8999	12/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444164	FCOM8997	12/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444164	FCRE8999	12/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444162	FCOM8997	12/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444162	FCRE8999	12/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444161	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444161	FCRE8999	12/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444160	FCOM8997	12/16/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444160	FCRE6911	12/16/2024	Credit	Eligibility	DTI exceeds program maximum	The DTI calculation of XX.XX% exceeds the maximum of XX% due to Xst lien PITIA calculation; PI $XXX.XX, HOI is $XXX.XX and property taxes is $XXX.XX= $X,XXX.XX and lender utilized $X,XXX.XX.	The qualifying PITI w/ HELOC as confirmed via loan summary is $XXX - investor calculated PITI w/ HELOC $XXX - approved DTI correct at XXX%.	Received lender rebuttal stating "The qualifying PITI w/ HELOC as confirmed via loan summary is $XXX - investor calculated PITI w/ HELOC $XXX - approved DTI correct at XXX%." After a re-review of the loan file, audit determined the qualified monthly payment for subject second was being calculated using incorrect qualifying rate. Once updated, the total PITIA does not match lender's at $XXX, which decreased the DTIT from XXX% to XXX%. Exception Resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/16/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304444159	FCOM8997	12/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. -

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444159	FCRE8999	12/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. -

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444158	FCOM8997	12/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444158	FCRE8999	12/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444156	FCOM8997	11/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	11/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444156	FCRE8999	11/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	11/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444155	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444155	FCRE8999	12/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444154	FCOM8997	12/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444154	FCRE8999	12/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444153	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444153	FCRE8999	12/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444152	FCOM8997	12/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444152	FCRE8999	12/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444151	FCOM8997	12/08/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444151	FCRE8999	12/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444150	FCOM8997	12/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444150	FCRE1347	12/09/2024	Credit	Missing Doc	Borrower 2 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing Need a VOE dated within XX business days of Note date.	Please see attached for borrower 2, other borrower retired.	Documentation provided is sufficient. Exception resolved.; Borrower 2 3rd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals 2)	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/09/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304444149	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444149	FCRE8999	12/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444148	FCOM8997	12/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444148	FCRE8999	12/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444147	FCOM8997	12/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444147	FCRE8999	12/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444146	FCOM8997	12/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444146	FCRE8999	12/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444145	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444145	FCRE8999	12/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444144	FCOM8997	12/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444144	FCRE8999	12/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444143	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444143	FCRE8999	12/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444142	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444142	FCRE8999	12/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444141	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444141	FCRE1437	12/06/2024	Credit	Income/Employment	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines The Lender requires the most recent X-years for Self-Employment income. X-year was provided and used to calculate the income.	Please see attached XXX taxes	Documentation provided is sufficient. Exception resolved.; Income and Employment Meet Guidelines	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/06/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304444141	FCRE1254	12/06/2024	Credit	Title	Property Title Issue	Property Title Issue The current deed showing on report was closed and a new mortgage opened X/XXXX. This mortgage is not reporting.	Please see attached XXX Tax returns	Documentation provided is sufficient. Exception resolved.; Property Title Issue Resolved	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/06/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304444141	FCOM3592	12/06/2024	Credit	Missing Doc	Missing Taxpayer First Act Disclosure	Taxpayer First Act Disclosure is missing. The taxpayer first act disclosure is not provided in the file	Please see attached tax from; Please see attached 4506-C	Taxpayer First Act Disclosure is provided; This is a required document, the IRS 4506.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/06/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304444140	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444140	FVAL3825	12/05/2024	Credit	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. Only AVM is on file. Provide a Property Condition Report with exterior photos. it is property valuation requirements	PDI	Documentation provided is sufficient. Exception resolved.; Property Inspection Provided.	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/05/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304444139	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444139	FCRE8999	12/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444138	FCOM8997	12/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444138	FCRE8999	12/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444137	FCOM8997	12/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444137	FCRE8999	12/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444135	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444135	FCRE8999	12/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444134	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444134	FCRE8999	12/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444133	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444133	FCRE8999	12/04/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444132	FCOM1266	12/17/2024	Compliance	Missing Doc	Homeownership Counseling Disclosure Is Missing	Homeownership Counseling Disclosure Is Missing	Brochure attached/included	Homeownership Counseling Disclosure Is Present or Not Applicable	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/17/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304444132	FCOM3482	12/17/2024	Compliance	Missing Doc	HELOC Brochure Missing	HELOC Brochure is missing.	HELOC Brochure is present.; HELOC Brochure was provided; HELOC Brochure is present.; HELOC Brochure is missing.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/17/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304444132	FCRE8999	12/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444131	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444131	FCRE8999	12/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444130	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444130	FCRE8999	12/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444128	FCOM8997	12/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444128	FCRE8999	12/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444125	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444125	FCRE8999	12/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444124	FCOM8997	12/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444124	FCRE8999	12/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444123	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444123	FCRE1193	12/10/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.X% exceeds Guideline DTI of XX% . Audit calculated qualifying PITIA as $X,XXX.XX per month whereas Lender calculated as $X,XXX.XX per month.	Attached 1003 and approval. Please review and advise if sufficient to clear. Thank you; XXXX/XXXX and total XXXX YTD income support additional taxable income via “expenses”. See calculation/info below attached. this is per our U/W re-reviewed.

; Please see pay stub. Thank you!	Documentation provided is sufficient. Exception resolved.; Audited DTI of XXX% is less than or equal to Guideline DTI of XXX%; I agree with the income calculation and DTI. We need the approval and 1003 to reflect the new income, as they reflect the older figure of $XXX per month. Need to have a 1003 and approval showing the $XXX amount and new DTI. Exception remains.; Document provided and documentation in file support a higher income. Using a YTD figure of $XXX would be supported, and would solve the DTI issue. Would need an updated approval and 1003 to reflect this income to match the new figure. Exception remains.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/10/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304444122	FCOM1600	12/04/2024	Compliance	QM-ATR	Regulation § 1026.43(c)(2)(v) failure - The consumer's monthly payment for mortgage-related obligations not properly considered	Regulation § XXXX.XX(c)(X)(v) failure - The consumer's monthly payment for mortgage related obligations was not properly considered. Missing HOA documentation for the subject property. The only HOA information was derived from the borrower's bank statement showing a X/X/XX withdrawal for $XXX for a XXX owner draft.	The consumer's monthly payment for mortgage related obligations is properly considered.	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/04/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304444122	FCRE1437	12/04/2024	Credit	Income/Employment	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Missing the prior X years' W-X's/Tax Returns/Written Verification of Employment for the borrower's current employment. The lender calculated the average monthly employment income at $X,XXX.XX. However, the current paystub shows a higher monthly figure of $X,XXX.XX, therefore prior years' employment income documentation was averaged in, however this documentation is missing. The lender guidelines require comparison of the current employment income against the prior years' earnings using W-X's or signed federal tax returns or Written Verification of Employment.	Please see income documents	Documentation provided is sufficient. Exception resolved.; Income and Employment Meet Guidelines	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/04/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304444122	FCRE7496	12/04/2024	Credit	Missing Doc	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments	Missing HOA Statement. The subject property is located in a XXX, XXX. The borrower's bank statement shows a X/X/XX withdrawal in the amount of $XXX paid to XXX for Owner Draft. This figure failed to be included in the DTI by the lender and the audit included this $XXX as a monthly HOA dues amount.	Attached HOA stmt	Documentation provided is sufficient. Exception resolved.	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/04/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304444122	FVAL8862	12/04/2024	Credit	Missing Doc	File does not contain all required valuation documents	Missing a Property Condition Report with exterior photos. The lender guidelines require this document as a property valuation requirement.	PCR Attached	Documentation provided is sufficient. Exception resolved.	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/04/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304444121	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444121	FCRE8999	12/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444120	FCOM8997	12/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444120	FCOM1208	12/13/2024	Credit	Missing Doc	The Note is Incomplete	The Note is Incomplete Missing pages X and X of the HELOC Credit Agreement and Disclosure Statement.	Attached completed Note	Documentation provided is sufficient. Exception resolved.; The Note is Present	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/13/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304444119	FCOM8997	12/14/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444119	FCRE8999	12/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444117	FCOM8997	12/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444117	FCRE8999	12/04/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444115	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444115	FCRE8999	12/04/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444114	FCOM8997	12/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444114	FCRE8999	12/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444112	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444112	FCRE8999	12/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444111	FCOM8997	11/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job. Two year guideline requirement met

Qualifying DTI below max allowed. -

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	11/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444111	FCRE1333	11/29/2024	Credit	Missing Doc	Borrower 1 WVOE Missing	Borrower X WVOE Missing Borrower was qualified with overtime, but no verification of history in file.	Please see attached.	Documents provided are sufficient. Exception resolved.; Borrower 1 WVOE Provided	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job. Two year guideline requirement met

Qualifying DTI below max allowed. -

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	11/29/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304444111	FCRE8999	12/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job. Two year guideline requirement met

Qualifying DTI below max allowed. -

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444110	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444110	FCRE8999	12/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444109	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444109	FCRE8999	12/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444108	FCOM8997	12/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444108	FCRE8999	12/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444107	FCOM8997	12/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444107	FCRE8999	12/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444106	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444106	FCRE8999	12/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444104	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444104	FCRE8999	12/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444103	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444103	FCRE8999	12/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444102	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444102	FCRE8999	12/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444101	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444101	FCRE8999	12/04/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444100	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444100	FCRE8999	12/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444099	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444099	FCRE8999	12/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444098	FCOM8997	12/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444098	FCRE8999	12/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444097	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444097	FCRE8999	12/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444096	FCOM8997	12/16/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444096	FCRE7495	12/16/2024	Credit	Missing Doc	Verification of Borrower Liabilities Missing or Incomplete	Missing documentation to support using $XX payment on deferred student loan with XXX/XXX.	Please see attached Student loan payment information	Documentation provided is sufficient. Exception resolved.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/16/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304444095	FCOM8997	12/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444095	FCRE8999	12/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444094	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444094	FCRE8999	12/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444093	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444093	FCRE8999	12/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444092	FCOM8997	12/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444092	FCRE8999	12/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444091	FCOM8997	12/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444091	FCRE8999	12/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444090	FCOM8997	12/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444090	FCRE8999	12/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444089	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444089	FCRE8999	12/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444088	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444088	FCRE8999	12/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444087	FCOM8997	12/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444087	FCRE8999	12/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444086	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444086	FCRE8999	12/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444085	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444085	FCRE8999	12/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444084	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444084	FCRE8999	12/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444083	FCOM8997	12/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444083	FCRE8999	12/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444082	FCOM8997	12/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444082	FCRE8999	12/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444080	FCOM3490	12/13/2024	Compliance	Missing Doc	HELOC Authorization To Pay Missing	HELOC Authorization To Pay is missing.	copy o the settlement statement ; copy of HELOC Authorization	HELOC Authorization To Pay is present.; HELOC Authorization To Pay was provided; Please provide the HELOC settlement statement document signed by the borrower to resolve the exception; HELOC Authorization To Pay is missing.; HELOC Authorization To Pay is present.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/13/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304444080	FCOM8997	12/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444080	FCRE8999	12/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444079	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444079	FCRE8999	12/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444078	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444078	FCRE8999	12/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444077	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444077	FCRE8999	12/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444076	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444076	FCRE8999	12/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444075	FCOM8997	12/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444075	FCRE8999	12/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444074	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444074	FCRE8999	12/04/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444072	FCOM8997	12/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444072	FCRE8999	12/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444071	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444071	FCRE8999	12/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444070	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444070	FCRE8999	12/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444069	FCOM8997	12/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time -

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444069	FCRE8999	12/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time -

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444068	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444068	FCRE8999	12/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444067	FCOM3481	12/13/2024	Compliance	Disclosure	HELOC Early Disclosure Is Not Within Three Days Of Application Date	HELOC Early Disclosure Date XX-XX-XXXX Not Provided Within X Days of Application Date XX-XX-XXXX	Ty!	Documentation provided is sufficient. Exception resolved.; HELOC Early Disclosure Provided Within XXX Days of Application Date; HELOC Early Disclosure Provided Within XXX Days of Application Date; HELOC Early Disclosure Date XX/XX/XXXX Not Provided Within XXX Days of Application Date XX/XX/XXXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/13/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304444067	FCOM8997	12/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444067	FCRE8999	12/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444066	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444066	FCRE8999	12/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444065	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444065	FCRE1345	12/03/2024	Credit	Missing Doc	Borrower 1 Lease Agreements Missing	Borrower X Lease Agreements Missing Provide rental lease verifying minimum $X,XXXX per month for XXX XXX XXX, XXX XXXXX	please see attached.	Documentation provided is sufficient. Exception resolved.; Borrower 1 Lease Agreements Provided; Borrower 1 Lease Agreements Missing	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304444064	FCOM8997	12/02/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444064	FCRE8999	11/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	11/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444063	FCOM8997	12/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444063	FCRE8999	12/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444062	FCOM1280	12/10/2024	Compliance	Missing Doc	Collateral Protection Notice is Missing	Collateral Protection Notice was not provided. Missing.	copy of the collateral protection Notice	Collateral Protection Notice was provided.	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304444062	FCOM3592	12/10/2024	Credit	Missing Doc	Missing Taxpayer First Act Disclosure	Taxpayer First Act Disclosure is missing.	copy of Taxpayer First Act disclosure ; The Taxpayer First Act Disclosure is not required . Please clear this condition.	Taxpayer First Act Disclosure is provided; This is a required document. Please provide.	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/10/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304444061	FCOM3482	12/12/2024	Compliance	Missing Doc	HELOC Brochure Missing	HELOC Brochure is missing.	HELOC Brochure is present.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/12/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304444061	FCOM1266	12/10/2024	Compliance	Missing Doc	Homeownership Counseling Disclosure Is Missing	Homeownership Counseling Disclosure Is Missing	Exception is non-material and graded as level 2/B.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304444061	FCOM1231	12/09/2024	Credit	Missing Doc	The Initial 1003 is Missing	The Initial XXXX is Missing The initial signed loan application (XXXX) is missing from the loan file. Please provide.	initial 1003 attached	Documentation provided is sufficient. Exception resolved.; The Initial 1003 is Present	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/09/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304444060	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444060	FCRE8999	12/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444059	FCOM8997	12/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444059	FCRE8999	12/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444058	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444058	FCRE8999	12/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444057	FCOM8997	12/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444057	FCRE8999	12/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444056	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444056	FCRE8999	12/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444055	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444055	FCRE8999	12/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444054	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444054	FCRE1336	12/10/2024	Credit	Missing Doc	Borrower 1 Award Letter Missing	Borrower X Award Letter Missing Social Security Award letter is missing	Award letters attached	Documentation provided is sufficient. Exception resolved.; Borrower 1 Award Letter Provided	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304444053	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444053	FCRE8999	12/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444052	FCOM8997	12/14/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444052	FCRE8999	12/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444050	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444050	FCRE8999	12/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444048	FCOM8997	12/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444048	FCRE8999	12/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444047	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444047	FCRE8999	12/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444046	FCOM8997	12/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444046	FCRE8999	12/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444045	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444045	FCRE8999	12/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444044	FCOM8997	12/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444044	FCRE8999	12/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444043	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444043	FCRE8999	12/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	12/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444042	FCOM8997	12/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444042	FCRE8999	12/04/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444041	FCOM8997	12/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444041	FCRE8999	12/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444040	FCOM8997	12/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444040	FCRE8999	12/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444039	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444039	FCRE8999	12/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444038	FCOM8997	12/16/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444038	FCRE8999	12/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444037	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444037	FCRE8999	12/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444036	FCOM8997	12/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444036	FCRE8999	12/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	12/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444035	FCOM8997	12/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444035	FCRE1440	12/11/2024	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements Missing XX months of current mortgage history	CLOSING DISCLOSURE OBTAINED – THIS MORTGAGE PAID OFF XXX XXX XXX #XXX HOI: XXX XXX, BY XXX #XXX	Documentation provided is sufficient. Exception resolved.; Housing History Meets Guideline Requirements	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	12/11/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304444034	FCOM8997	12/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304444034	FCRE8999	12/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	12/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304087737	FCOM8997	02/14/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Compensating factor

											Borrower has stable job time - Borrower has XXX years on job. Compensating factor	Resolved	02/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304087737	FCRE8999	02/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Compensating factor

											Borrower has stable job time - Borrower has XXX years on job. Compensating factor	Resolved	02/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304092316	FCOM8997	03/14/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

Borrower has stable job time - Borrower has XXX years on job. Compensating factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Compensating factor	Resolved	03/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304092316	FCRE8999	03/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

Borrower has stable job time - Borrower has XXX years on job. Compensating factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Compensating factor	Resolved	03/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304094050	FCOM8997	03/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating Factors

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factors

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Compensating Factors	Resolved	03/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304094050	FCRE1145	03/05/2024	Credit	Missing Doc	Title Document Missing	Title Document is missing Missing Title Report on file.	XXX-XXX of the initial package shows the tax cert and the property report/legal description from title.	Title Document is fully Present	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating Factors

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factors

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Compensating Factors	Resolved	03/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304099135	FCOM8997	03/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Compensating Factor	Resolved	03/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304099135	FCRE8999	03/01/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Compensating Factor	Resolved	03/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322155	FCRE8999	05/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	; ; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	05/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304105557	FCOM8997	03/08/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Compensating factor

											Borrower has stable job time - Borrower has XXX years on job. Compensating factors	Resolved	03/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304105557	FCRE8999	03/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Compensating factor

											Borrower has stable job time - Borrower has XXX years on job. Compensating factors	Resolved	03/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304109362	FCOM8997	04/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304109362	FCRE8999	04/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	04/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321194	FCOM8997	05/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Compensating Factor

											Borrower has stable job time - Borrower has XXX years on job. Compensating Factor	Resolved	05/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321194	FCRE1334	05/01/2024	Credit	Missing Doc	Borrower 1 Executed 4506-T Missing	Borrower X Executed XXXX-T Missing Must provide the executed XXXX-C.	4506	Document provided is sufficient; Borrower 1 Executed 4506-T Provided	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Compensating Factor

											Borrower has stable job time - Borrower has XXX years on job. Compensating Factor	Resolved	05/01/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304321188	FCOM8997	05/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	; ; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job. Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321188	FCRE8999	05/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	; ; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job. Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304244656	FCOM8997	04/15/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Compensating Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating Factor	Resolved	04/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304244656	FCRE8999	04/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Compensating Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating Factor	Resolved	04/14/2024		A	A	A	A	A	A	A	A	A	A	A	A